Filed with the Securities and Exchange Commission on March 31, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 264	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 266	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street, First Floor
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _______________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

P R O S P E C T U S

March 31, 2008

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Each, a series of

Advisors Series Trust (the “Trust”)

Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) is the investment adviser to the PIA BBB Bond Fund and PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”).  Currently, the Funds offer the MACS class.

Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Funds invest and the services they offer to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

The Funds are distributed by Quasar Distributors, LLC.

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Questions Every Investor Should Ask Before Investing in the Funds	3

Fees and Expenses	9

Investment Objectives, Principal Investment Strategies and Related Risks	10

Management of the Funds	17

The Funds’ Share Price	18

Purchasing Shares	19

Redeeming Shares	22

Dividends, Distributions and Taxes	25

Financial Highlights	26

The Funds are each a separate series of Advisors Series Trust (the “Trust”).  Other than the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund which are offered in a separate prospectus, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

The date of this Prospectus is March 31, 2008.

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.

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QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE FUNDS

1.          What are the Funds’ Goals?

The PIA BBB Bond Fund’s investment objective is toseek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s Rating Group (“Standard & Poor’s”), the Baa category by Moody’s Investors Services (“Moody’s”) or the BBB category by Fitch, Inc. (“Fitch”).  A bond index which generally reflects these return characteristics is the Lehman Brothers Baa Credit Index. The PIA BBB Bond Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The PIA MBS Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Lehman Brothers MBS Fixed Rate Index (the “MBS Index”). The PIA MBS Bond Fund’s investment objective is fundamental and may not be changed without shareholder approval.

2.          What are the Funds’ Principal Investment Strategies?

PIA BBB Bond Fund

The PIA BBB Bond Fund invests primarily (normally at least 80% of its net assets) in bonds rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch.  This non-fundamental policy may only be changed upon 60 days’ notice to shareholders.

The weighted average duration of the PIA BBB Bond Fund will generally range from five to eight years.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

In selecting investments for the PIA BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield.  The PIA BBB Bond Fund’s annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s,Baa by Moody’sor BBB by Fitch, the PIA BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The PIA BBB Bond Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks.

PIA MBS Bond Fund

The PIA MBS Bond Fund invests primarily (normally at least 80% of its net assets) in bonds that meet the criteria for inclusion in the MBS Index.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) with a minimum issue size of $150 million.  The Fund seeks to approximate the returns of the MBS Index. The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the PIA MBS Bond Fund’s portfolio.  This non-fundamental policy may only be changed upon 60 days’ notice to shareholders.

In its effort to provide a total rate of return that approximates that of the MBS Index, the PIA MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The PIA MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The PIA MBS Bond Fund may also utilize the “To Be Announced” (“TBA”) market for MBS for up to 100% of its net assets.  The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the PIA MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The PIA MBS Bond Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The PIA MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations (“CMOs”), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities with a minimum credit rating of A from rating agencies that are not part of the MBS Index.

3.          What are the Principal Risks of Investing in the Funds?

Investors in the Funds may lose money.  There are risks associated with investments in the types of securities in which the Funds invest.  These risks include:

•
Market Risk: The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk: The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•	Prepayment Risk: Issuers of securities held by a Fundmay be able to prepay principal due on these securities, particularly during periods of declining interest rates.

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•	Liquidity Risk: Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices.

•
Derivatives Risk: The Funds may invest in derivative securities for bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.

•
Management Risk: The Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.

•
Leverage Risk: Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PIA BBB Bond Fund Only

•	Risks Associated with High Yield Securities. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).

PIA MBS Bond Fund Only

•
Government-Sponsored Entities Risk:  The Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities:  These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Fund may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

The success of the Funds cannot be guaranteed.

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4.          Who Should Invest in the Funds?

Because of the above referenced risks, prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

By themselves, the Funds are not complete, balanced investment plans and no fund can guarantee that it will achieve its investment objective. When you sell your shares, you may lose money.

5.    Performance Information

The PIA BBB Bond Fund began operations on September 25, 2003, as a mutual fund organized as a series of PIA Mutual Funds, a Massachusetts business trust (the “Predecessor BBB Bond Fund”), and reorganized into the PIA BBB Bond Fund, a series of the Trust.  The PIA BBB Bond Fund adopted an investment objective and certain investment strategies and policies identical to those of the Predecessor Fund.  The PIA MBS Bond Fund commenced operations on February 28, 2006, as a separate series of the Trust.

The bar charts and tablesthat follow provide some indication of the risks of investing in the Funds by showing changes in the Funds’ and the Predecessor BBB Bond Fund’s performance from year to year and how each Fund’s average annual return compares to the performance of the Lehman Brothers Baa Credit Index and the Lehman Brothers Baa Corporate Index with respect to the PIA BBB Bond Fund, and the Lehman Brothers MBS Fixed Rate Index with respect to the PIA MBS Bond Fund.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  The Funds may perform better or worse in the future.

PIA BBB BOND FUND

Note:
During the period shown on the bar chart, the PIA BBB Bond Fund’s highest total return for a quarter was 4.73% (quarter ended September 30, 2006) and the lowest total return for a quarter was -3.34% (quarter ended June 30, 2004).

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Average Annual Total Returns (for the periods ended December 31, 2007)	1 Year	Since the inception date of the Fund (September 25, 2003)[6]
PIA BBB Bond Fund
Return before taxes	4.89%	3.69%
Return after taxes on distributions[1]	2.89%	1.93%
Return after taxes on distributions and
sale of Fund shares[1]	3.15%	2.11%
Lehman Brothers Baa Credit Index[2,3]	4.75%	4.49%
Lehman Brothers Baa Corporate Index[2,4,5]	4.58%	4.10%

1
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

2	Reflects no deduction for fees, expenses and taxes.
3
The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issuesize requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. A direct investment in an index is not possible.

4
The Lehman Brothers Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors.  Non-corporate sectors are not included in this index. A direct investment in an index is not possible.

5	Performance shown for the “since inception” period for the Lehman Brothers Baa Corporate Index is for the period September 30, 2003, through December 31, 2007.
6
The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers – PIA).  The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund.  At that time, the Fund began investing in BBB rated bonds.  U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Lehman Baa Credit Index), as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

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PIA MBS BOND FUND

Note:
During the period shown on the bar chart, the PIA MBS Bond Fund’s highest total return for a quarter was 3.17% (quarter ended December 31, 2007) and the lowest total return for a quarter was -0.73% (quarter ended June 30, 2007).

Average Annual Total Returns (for the periods ended December 31, 2007)	1 Year	Since the inception date of the Fund (February 28, 2006)
PIA MBS Bond Fund
Return before taxes	6.90%	6.21%
Return after taxes on distributions[1]	5.01%	4.43%
Return after taxes on distributions and
sale of Fund shares[1]	4.44%	4.24%
Lehman Brothers MBS Fixed Rate Index[2,3]	6.96%	6.20%

1
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Reflects no deduction for fees, expenses and taxes.
3
The Lehman Brothers MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-based pass-through securities of Ginnie Mae (“GNMA”), Fannie Mae (“FNMA”) and Freddie Mac (“FHLMC”).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  Over 600 of these generic aggregates meet the criteria. A direct investment in an index is not possible.

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FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

	PIA BBB Bond Fund	PIA MBS Bond Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends andDistributions	None	None
Redemption Fee[1]	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund’s assets as a % of average net assets)
Management Fees[2,3]	0.41%	0.41%
Other Expenses[4]	0.19%	0.17%
Total Annual Fund Operating Expenses[5]	0.60%	0.58%
Management Fee Waiver[3]	-0.41%	-0.41%
Net Annual Fund Operating Expenses[5]	0.19%	0.17%
_________________________

1	Shareholders will be charged a fee by the Funds’ transfer agent for outgoing wire transfers, returned checks, exchanges and stop payment orders.
2
The Adviser does not charge management fees to the Funds. However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser, as described below. The following are eligible to invest in the Funds: (a) investment advisory clients of the Adviser and (b) participants in “wrap-fee” programs sponsored by investment advisers unaffiliated with the Funds or the Adviser (“sponsors”) that are advised by the Adviser and (c) clients of affiliated companies. Clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the Funds. Clients of the Adviser should read carefully any investment advisory agreement with the Adviser, which will disclose the investment advisory fee charged by the Adviser. Participants in “wrap-fee” programs should read carefully the “wrap-fee” brochure for these programs provided by the sponsor. The brochure is required to include information about the fees charged by the sponsor and the fees paid by the sponsor to the Adviser. Investors pay no additional fees or expenses to purchase shares of the Funds.

3
The management fees in the table above represent the amount that the Adviser currently believes it would charge for providing similar portfolio management services to other similar mutual fund portfolios. This amount is offset by a “Management Fee Waiver” in the table above because the Adviser does not charge any management fees to the Funds.

4	Other Expenses are based on actual amounts for the past fiscal year. Acquired fund fees and expenses are included in Other Expenses.
5
Expense Reimbursements.  The Adviser will reimburse the Funds to the extent necessary to ensure that the Net Annual Fund Operating Expenses do not exceed 0.00%.  The Adviser will continue the expense reimbursement for an indefinite period, but may discontinue reimbursing the Funds at any time.  The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods. With the voluntary reimbursement, the Net Annual Fund Operating Expenses are:

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Fund	Amount
PIA BBB Bond Fund	0.00%
PIA MBS Bond Fund	0.00%

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
PIA BBB Bond Fund	$61	$192	$335	$750
PIA MBS Bond Fund	$59	$186	$324	$726

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PIA BBB Bond Fund

The PIA BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s,the Baa category by Moody’s or the BBB category by Fitch (collectively, “BBB rated bonds”).  The PIA BBB Bond Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in BBB rated bonds.  If the PIA BBB Bond Fund decides to change this policy, it will provide 60 days’ prior notice of its decision to shareholders.  The PIA BBB Bond Fund considers a BBB rated bond to be any debt instrument other than a money market debt instrument that has a rating of BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch at the time of purchase.  The PIA BBB Bond Fund may change its investment objective without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee and there is no assurance that the PIA BBB Bond Fund’s investment objective can be achieved.  An investment in the PIA BBB Bond Fund might not earn income and investors could lose money.

How We Invest Our Assets – First We Allocate Among Types of BBB Rated Bonds

The PIA BBB Bond Fund primarily invests in BBB rated bonds in the following industries:  Industrial, Finance, and Utilities.  In determining the relative investment attractiveness of the various BBB rated bonds, the Adviser considers risk as well as yield.  Usually investing in securities with a high yield involves more risk of loss than investing in securities with a low yield.  The Adviser attempts to keep the PIA BBB Bond Fund’s portfolio risk (or volatility) and allocations to the types of BBB rated bonds approximately equal to that of the Lehman Brothers Baa Credit Index over a full market cycle.  The two principal components of risk of a BBB rated bond are duration (a measure of a debt security’s price sensitivity) and credit quality.

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How We Invest Our Assets – Next We Target Portfolio Duration

In assembling the PIA BBB Bond Fund portfolio, the Adviser first determines a target duration for the PIA BBB Bond Fund.  Duration is a measure of a debt security’s price sensitivity.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.5 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.6 years.  The weighted average duration of the PIA BBB Bond Fund will range from 5 years to 8 years.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the types of BBB rated bonds in which to invest and the target duration, the Adviser looks for the most attractive yields in the various asset classes.  For a number of reasons bonds in one industry may have higher or lower yields, on a risk-adjusted basis, than bonds in another industry.  The Adviser will attempt to take advantage of the yield differentials among industries.

The Adviser will sell a security as part of its overall investment decision to:

•	Remove an overvalued security; or

•	Reposition a Fund’s assets into a more attractive security.

Derivative Securities

In its effort to provide a total rate of return that approximates that of BBB rated bonds, the PIA BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  These investments may be in bond futures contracts, option contracts, options on securities, options on debt futures, credit swaps, interest rate swaps and other derivative securities. The PIA BBB Bond Fund may sometimes use derivatives as a substitute for taking a position in BBB rated bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the PIA BBB Bond Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in BBB rated bonds.

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•	To reduce the PIA BBB Bond Fund’s transaction costs or for hedging purposes.

•	To add value when these instruments are favorably priced.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). The 1940 Act requires that the PIA BBBBond Fund’s assets exceed 300% of any borrowings by the PIA BBB Bond Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the PIA BBB Bond Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the PIA BBB Bond Fund, if the PIA BBB Bond Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

PIA MBS Bond Fund

The PIA MBS Bond Fund seeks to provide a total rate of return that approximates that of mortgage-backed securities included in the Lehman Brothers MBS Fixed Rate Index.

The PIA MBS Bond Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in MBS.  If the PIA MBS Bond Fund decides to change this policy, it will provide 60 days’ prior notice of its decision to shareholders.  The PIA MBS Bond Fund considers an MBS to be any debt instrument that is collateralized by residential mortgages and has the general characteristics in terms of maturity, coupon and age that would make it eligible for inclusion in the MBS Index. The PIA MBS Bond Fund may also enter into TBA transactions. A TBA transaction is a contract for the purchase or sale of an MBS for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered. TBA transactions include most MBS represented in the MBS Index and may also include mortgages that do not yet exist.   The PIA MBS Bond Fund may also use the dollar roll market to postpone delivery when TBA investments are made.  The PIA MBS Bond Fund may change its investment objective without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee.  An investment in the PIA MBS Bond Fund might not earn income and investors could lose money.

How We Invest Our Assets – First We Allocate Among Types of MBS Rated Bonds

The PIA MBS Bond Fund purchases securities that are eligible to be included in the MBS Index. The MBS Index uses non-traded “generics” to track returns. Generics reflect the characteristics and/or experience of the total universe of a coupon of MBS sector type in contrast to a specific pool or collateral group, as in a specific CMO issue. Each of the hundreds of thousands of actual mortgage pools is mapped to a generic according to its program, origination year and coupon.  The PIA MBS Bond Fund decides to invest in a combination of actual pools and TBA generics to structure a portfolio with overall characteristics that approximate those of the MBS Index.  In determining the relative investment attractiveness of the various MBS, the Adviser considers risk as well as yield.  Generally, investing in securities with a higher yield involves more risk of loss than investing in securities with a lower yield.  The Adviser attempts to keep the PIA MBS Bond Fund’s portfolio risk (or volatility) and allocations to the types of MBS similar to that of the MBS Index over a full market cycle.  The two principal components of risk of an MBS are duration (a measure of a debt security’s price sensitivity) and negative convexity (a measure of the deviation of the security’s price sensitivity from that implied by its duration).

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How We Invest Our Assets – Next We Target Portfolio Effective Duration

In assembling the PIA MBS Bond Fund’s portfolio, the Adviser first determines a target effective duration for the PIA MBS Bond Fund.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds are more sensitive to interest rate changes. Bonds with shorter duration reduce risk associated with interest rates.  Effective duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid prior to its stated maturity date resulting in cash flows to the PIA MBS Bond Fund sooner than scheduled.  In contrast, maturity measures only the time until final payment is due.  Following are examples of the relationship between a bond’s maturity and its duration.  A new origination 5.5% coupon MBS having a thirty-year maturity will have an effective duration of approximately 3.4 years (as of March 27, 2008).  Similarly, a new origination 5% coupon bond having a fifteen-year maturity will have an effective duration of approximately 2.7 years (as of March 27, 2008).  The weighted average effective duration of the PIA MBS Bond Fund will normally be in a range of plus or minus one year of the effective duration of the MBS Index.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the types of MBS-rated bonds in which to invest and the target duration, the Adviser looks for the most attractive yields in the various asset classes, while attempting to approximate the MBS Index coupon distribution, as well as the distribution of other characteristics.  For a number of reasons, bonds in one sector of the PIA MBS Bond Fund may have higher or lower yields, on a risk-adjusted basis, and higher or lower allocations than bonds in the equivalent sector of the MBS Index.  The Adviser will attempt to take advantage of additional strategies, such as dollar rolls, the use of cash enhancing investing, and the investment of up to 20% of the PIA MBS Bond Fund’s net assets in CMOs, asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities with a minimum credit rating of AAA from rating agencies that are not part of the MBS Index, in order to generate return in addition to those offered by the MBS Index.

The Adviser will sell a security as part of its overall investment decision to:

•	Remove an overvalued security; or

•	Reposition a Fund’s assets into a more attractive security.

Derivative Securities

In its effort to provide a total rate of return that approximates that of the MBS Index, the PIA MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  These investments may be in bond or note futures contracts, option contracts, options on securities, options on debt futures, interest rate swaps, and other derivative securities.

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The reasons for which the PIA MBS Bond Fund will invest in futures, options, and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in MBS.

•	To reduce the PIA MBS Bond Fund’s transaction costs or for hedging purposes.

•	To add value when these instruments are favorably priced.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. The 1940 Act requires that the PIA MBS Bond Fund’s assets exceed 300% of any borrowings by the PIA MBS Bond Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the PIA MBS Bond Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the PIA MBS Bond Fund, if the PIA MBS Bond Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of each Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

Portfolio Turnover

The Adviser actively trades each Fund’s portfolio.  It does so to take advantage of the inefficiencies of the markets for debt securities.  Each Fund’s annual portfolio turnover rate may exceed 100%.  (Generally speaking, a turnover rate of 100% occurs when a Fund replaces securities valued at 100% of its average portfolio value within a one-year period.) Higher portfolio turnover (100% or more) will result in a Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs reduces total return.  Higher portfolio turnover could result in the payment by a Fund’s shareholders of increased taxes on realized gains. Distributions to a Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for Federal income tax purposes, rather than at lower capital gains rates.

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Principal Risks

There are a number of risks associated with the various securities in which the Funds will at times invest.  These include:

•
Market Risk: The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Credit Risk: The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Prepayment Risk: Issuers of securities held by a Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

•	Liquidity Risk: Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices.

•
Derivatives Risk: The Funds may invest in derivative securities for bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Funds’ use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative securities.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Funds’ use of derivatives may increase the taxes payable by shareholders.

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•
Management Risk: The Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance. The Funds’ annual portfolio turnover rate is expected to be greater than 100%.

•
Leverage Risk: Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation.  The Funds are subject to inflation and deflation risk.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  As inflation increases, the value of the Funds’ portfolio could decline.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Funds’ portfolio.

PIA BBB Bond Fund

•
Risks Associated with High Yield Securities.  While the PIA BBB Bond Fund does not purchase securities without one rating of at least BBB by Standard & Poor’s or Baa by Moody’s, a portfolio holding’s highest rating could be downgraded to less than a BBB or Baa rating, as the case may be.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  It is the policy of the PIA BBB Bond Fund to sell securities with ratings below BBB or Baa in an orderly manner.  High yield securities provide greater income and opportunity for gains than higher-rated securities, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the PIA BBB Bond Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value.

16

PIA MBS Bond Fund

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the PIA MBS Bond Fund owns are dependent on real estate prices.  Although the securities in the PIA MBS Bond Fund are expected to either have a U.S.agency guarantee or be AAA rated by Moody’s Investors Service, Standard &Poor’s Corporation and/or Fitch, Inc., should real estate experience a significant price decline that could adversely affect the prices of the securities the PIA MBS Bond Fund owns.  Also FNMA and FHLMC, the issuers for the majority of the securities the PIA MBS Bond Fund is expected to own, are subject to government supervision and regulation.  Any adverse regulatory action could impact the prices of the securities the PIA MBS Bond Fund owns.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701,or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Funds’ portfolio holdings as of each month-end is also available on the Funds’ website at www.piamutualfunds.com within five to ten business days after the month-end.

MANAGEMENT OF THE FUNDS

Pacific Income Advisers manages the Funds’ investments.

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Funds.  The Adviser has been in business since 1987.  As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds.  It makes the decisions as to which securities to buy and which securities to sell.  The Funds do not pay the Adviser an annual investment advisory fee.  The management fees shown in the “Fees and Expenses” table of 0.41% for each Fund represent the amount that the Adviser believes it would charge for providing similar portfolio management services to other similar mutual fund portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Funds’ Semi-Annual Report to shareholders dated May 31, 2007.

Portfolio Managers

The following employees are responsible for the day-to-day management of each Fund’s portfolio:

17

Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer (Both Funds)
Mr. McAdams has been a portfolio manager since inception. Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation. From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a listed company which manages a portfolio of mortgage securities for its shareholders. Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA BBB Bond Fund. He is a Chartered Financial Analyst, Chartered Investment Counselor and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

H. Mitchell Harper, CFA, CMT, Senior Vice President (PIA BBB Bond Fund)
Mr. Harper has been a portfolio manager since inception.  From May 2001 to September 2002 he was an independent consultant.  His prior experience includes serving as a senior investment officer at Chase Asset Management from July 1987 to May 2001.  Mr. Harper earned a B.A. in Business Administration from the University of Arizona and an M.B.A. in accounting, marketing and finance from Northwestern University.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President (Both Funds)
Mr. Karagiannis has been a portfolio manager with PIA since 1995, he has been employed with PIA since January 1992, and he has 16 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

THE FUNDS’ SHARE PRICE

The price at which investors purchase shares of the Funds and at which shareholders redeem shares of the Funds is called its net asset value (“NAV”).  The Funds normally calculate their NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day.  Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The Funds calculate their NAVbased on the market prices or official closing price of the securities (other than money market instruments) they hold.  The Funds value most money market instruments they hold at their amortized cost.  Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board of Trustees of the Trust.  The Funds utilize a third-party pricing service to help fair value securities.  The Board of Trustees has procedures in place to monitor the policies and operations of third party providers of fair value prices.

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The Funds will process purchase orders that they receive in good order and accept redemption orders that they receive in good order prior to the close of regular trading on a day in which the New York Stock Exchange is open at the NAVdetermined later that day.  They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the NAVdetermined at the close of regular trading on the next day the New York Stock Exchange is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application, and (4) a check payable to the applicable Fund.

PURCHASING SHARES

Shares of the Funds are only offered to investment advisory clients of the Adviser either directly by the Adviser or through special arrangements entered into on behalf of the Funds with certain broker-dealers, financial institutions or other service providers (“Servicing Agents”).  These Servicing Agents will become shareholders of record of the Funds and have established procedures that investors must follow in purchasing shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Servicing Agents may charge fees to their customers for the services they provide them.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services the Servicing Agents provide to their customers.  Further, the Funds may authorize Servicing Agents to receive purchase orders on behalf of the Funds and to designate other Servicing Agents to receive purchase orders on the Funds’ behalf.  This means that the Funds will process the purchase order at the NAVthat is determined following the Servicing Agent’s (or its designee’s) acceptance of the purchase order.

Investments in the Funds are subject to a $1,000 minimum initial investment, and subsequent investments are subject to a $50 minimum investment (other than subsequent investments pursuant to dividend reinvestment).  Purchase orders placed with a Servicing Agent prior to the close of regular trading on the New York Stock Exchange will be priced at the applicable NAVdetermined that day.

If you are purchasing shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent, U.S. Bancorp Fund, Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Funds’Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

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All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA BBB Bond Fund” or “PIA MBS Bond Fund”) to:

Regular Mail	Overnight Delivery
PIA BBB Bond Fund or	PIA BBB Bond Fund or
PIA MBS Bond Fund	PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

The Funds may reject any share purchase application for any reason.  The Funds will send investors a written confirmation for all purchases of shares.

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the address indicated above.  You may also fax the account application by calling the Transfer Agent at 1-800-251-1970 for a fax number.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instructions that should be given to your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

20

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: PIA Funds [PIA BBB Bond Fund or PIA MBS Bond Fund]
(Shareholder Account No., Shareholder Name)

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.

Telephone Purchase

Investors may purchase additional shares of the Funds by calling 1-800-251-1970.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

Automatic Investment Plan Information

The Funds offer an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular or continued basis.  There is a maximum purchase amount of $50,000 per day per Fund by the ACH network.

•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of themonth. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Fundsdo not currently charge a fee for an AIP, however, the Fundsmay charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the plan will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the plan should be provided to the Transfer Agent five days prior to effective date.

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REDEEMING SHARES

How to Redeem (Sell) Shares

Investors can sell (redeem) their shares on any business day.  All redemption requests must be made directly or through the Servicing Agent from whom you purchased your shares.  The Servicing Agents have established procedures that investors must follow in selling (redeeming) shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Redemption requests placed with a Servicing Agent prior to the close of regular trading on the New York Stock Exchange will be priced at the applicable NAV determined that day.  If a Servicing Agent receives the redemption request after the close of regular trading on the New York Stock Exchange, or on a holiday, weekend or a day the New York Stock Exchange is closed, then the Servicing Agent will process the redemption on the next business day.

If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to 15 calendar days from the purchase date.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

1.	The redemption may result in a taxable gain.

2.	Payment of redemption proceeds will be made promptly, and in no event later than seven days after the receipt of a redemption request.

3.
There are certain times when a shareholder may be unable to sell the Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

4.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Funds may close your account and mail the redemption proceeds to you.

22

The Funds may pay redemption requests “in kind.”  This means that the Funds will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assetsin securities instead of cash.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program.  If you elect this method of redemption, the Funds will send you a check in a minimum amount of $100.  You may choose to receive a check each month or calendar quarter.  Your Fund account must have a value of at least $10,000 in order to participate in this program.  This program may be terminated at any time by the Funds.  You may also elect to change or terminate your participation in this program at any time by contacting the Transfer Agent five days prior to effective date:

PIA BBB Bond Fund or
PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the program involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Tools To Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds’ shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

23

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

24

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

The Funds’ distributions, whether received in cash or additional shares of the Funds, may be subject to federal and state income tax.  These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the type of shareholder andthe length of time the Funds hold the assets generating the capital gains, but not depending on the length of time you held your shares).  In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.

If you elect to receive distributions and capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV, and to reinvest all subsequent distributions.

25

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a Fund’s financial performance for the following periods. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information for the BBB Bond Fund for the fiscal years ended November 30, 2005, November 30, 2006 and November 30, 2007, and for the MBS Bond Fund for the fiscal periods ended November 30, 2006 and November 30, 2007, has been audited by Tait,Weller & Baker LLP.  Another independent registered public accounting firm provided audit services for the BBB Bond Fund for the fiscal periods ended November 30, 2003, through 2004.  The report of Tait,Weller & Baker LLP, along with the Funds’ financial statements are included in the Annual Report which is available upon request.

BBB Bond Fund

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Sept. 25, 2003* through Nov. 30, 2003
Per Share Operating Performance
(For a fund share outstanding throughout each period)
Net asset value, beginning of period	$9.69	$9.62	$9.94	$9.93	$10.00

Income From Investment Operations:
Net investment income	0.52	0.53	0.49	0.38	0.06
Net realized and unrealized gain/(loss) on investments	(0.16)	0.06	(0.31)	0.06	(0.13)
Total from investment operations	0.36	0.59	0.18	0.44	(0.07)

Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.49)	(0.43)	—
Distributions from net realized gains	—	—	(0.01)	—	—
Total distributions	(0.52)	(0.52)	(0.50)	(0.43)	—

Net asset value, end of period	$9.53	$9.69	$9.62	$9.94	$9.93

Total Return	3.87%	6.44%	1.75%	4.57%	(0.70	)%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$189,038	$75,805	$81,847	$49,228	$199
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.19%	0.22%	0.28%	0.72%	224.56	%+
Ratio of net investment income/(loss) to average net assets:
Net of expense reimbursement	5.65%	5.49%	5.09%	4.86%	3.16	%+
Before expense reimbursement	5.46%	5.27%	4.81%	4.14%	(221.40	)%+
Portfolio turnover rate	226%	112%	104%	202%	87	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

MBS Bond Fund

	Year Ended Nov. 30, 2007	February 28, 2006* through Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.14	$10.00

Income From Investment Operations:
Net investment income	0.51	0.34
Net realized and unrealized gain on investments	0.11	0.13
Total from investment operations	0.62	0.47

Less Distributions:
Distributions from net investment income	0.51	(0.33)
Distributions from net realized gains	(0.00)#	---
Total distributions	0.51	(0.33)

Net asset value, end of period	$10.25	$10.14

Total Return	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00	%+
Before expense reimbursement	0.17%	0.48	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.39%	5.46	%+
Before expense reimbursement	5.22%	4.98	%+
Portfolio turnover rate	139%	19	%++

*     Commencement of operations.
+     Annualized for periods less than one year.
++   Not annualized for periods less than one year.
#     Amount is less than $0.01.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

PIA BBB Bond Fund
PIA MBS Bond Fund
Each a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”) which contains additional information about the Funds.  The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”).  The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the Funds’ fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge.  To request them or other information or to ask any questions, please call or write:

PIA BBB Bond Fund or
PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The Shareholder Reports are also available by visiting the Funds’ website at www.piamutualfunds.com.

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about PIA Mutual Funds, including the PIA BBB Bond Fund and PIA MBS Bond Fund, are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0104

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIABBB Bond Fund
MACS

PIA MBS Bond Fund
MACS

PROSPECTUS
March 31, 2008

Statement of Additional Information

Dated March 31, 2008

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Each, a Series of

ADVISORS SERIES TRUST

This Statement of Additional Information (“SAI”) provides general information about the PIA BBB Bond Fund and PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current Prospectus dated March 31, 2008, as supplemented and amended from time to time (the “Prospectus”), which is incorporated hereto by reference.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the Funds.

A copy of the Prospectus may be obtained from the Funds c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling toll-free at 1-800-251-1970.

The Annual Report to shareholders for the fiscal year ended November 30, 2007, and the Semi-Annual report for the period ended May 31, 2007, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

B-1

Fund History and Classification	3

Management	22

The Adviser	29

Portfolio Managers	30

Administrator	31

The Distributor	31

Service Providers	32

Portfolio Transactions and Brokerage	32

Portfolio Holdings Information	34

Net Asset Value	36

Proxy Voting Policy	37

Anti-Money Laundering Program	38

Taxes	38

General Information	40

Financial Statements	42

Appendix A	43

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated March 31, 2008, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Funds.

This SAI does not constitute an offer to sell securities.

B-2

FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates to the Funds and not to any other series of the Trust.  As of the date of this SAI, shares of 30 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The predecessor PIA BBB Bond Fund (“Predecessor Fund”) commenced operations on September 25, 2003, as a separate series of the PIA Mutual Fund. PIA Mutual Fund was organized as a Massachusetts business trust on January 6, 1984. Between December 27, 1996, and March 27, 2003, the PIA Mutual Fund was known as “Monterey Mutual Fund.” Prior to December 27, 1996, the PIA Mutual Fund was known as “Monitrend Mutual Fund.” On December 23, 2004, the Predecessor Fund reorganized into the PIA BBB Bond Fund, a series of the Trust. Before the reorganization the PIA BBB Bond Fund had no assets or liabilities.

The PIA MBS Bond Fund commenced operations on February 28, 2006, as a separate series of the Trust.

Diversification – Both Funds

The Funds are diversified. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Then, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.  There is no assurance that the Funds will achieve their investment objective.  The discussion below supplements information contained in the Funds’ Prospectus as to investment policies of the Funds.

Illiquid Securities – Both Funds

It is the position of the SEC (and an operating although not a fundamental policy of the Funds) that open-end investment companies such as the Funds should not make investments in illiquid securities if thereafter more than 15% of the value of their net assets would be so invested. The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. However, illiquid securities do not include obligations that are payable at principal amount plus accrued interest within seven days after purchase. The Trust’s Board of Trustees (the “Board”) has delegated to the Adviser, the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors. Investing in Rule 144A securities could have the effect of decreasing the liquidity of the Funds to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

B-3

Leverage – Both Funds

From time to time the Funds may increase their ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds (“leveraging”). Currently, the Funds do not intend to borrow amounts in excess of 10% of the value of their total assets for leveraging purposes. Borrowings will be made only from banks and only to the extent that the value of the assets of the Funds, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing. If the value of the assets of a Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage. Since substantially all of the assets of the Funds fluctuate in value, but borrowing obligations may be fixed, the net asset value per share of the Funds will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities – Both Funds

The Funds may, to increase their income, lend their securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets. Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter of credit. Such terms and the issuing bank would have to be satisfactory to the Funds. Any loan might be secured by any one or more of the three types of collateral.

The Funds receive amounts equal to the interest or other distributions on loaned securities and also receive one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Funds may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust. The Funds will not have the right to vote securities on loan, but the terms of the loan will permit the Funds to terminate the loan and thus reacquire the loaned securities on three days’ notice.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

B-4

Hedging Instruments – Both Funds

The Funds may engage in hedging. Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in each Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”). The Funds may engage in short hedging in an attempt to protect the Funds’ value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion. It is expected that when the Funds are engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities. The various hedging instruments which the Funds may use are discussed below.

Derivative Securities – Both Funds

A derivative is a financial instrument which has a value that is based on, or “derived from,” the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below on “Debt Futures” and “Options on Debt Futures”), forward-commitment transactions (see discussion below on “When Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars, swap agreements (see discussion below on “Swaps”), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to reduce transaction costs, and seeking to simulate an investment in equity or debt securities or other investments.

PIA BBB Bond Fund

In its efforts to provide a total rate of return that approximates that of the BBB-rated bonds, the PIA BBB Bond Fund may invest up to 20% of its net assets in bond futures contracts, options, credit swaps, interest rate swaps, derivative securities and other types of derivatives. The PIA BBB Bond Fund may sometimes use derivatives as a substitute for taking a position in BBB-rated bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risks.

PIA MBS Bond Fund

In its efforts to provide a total rate of return that approximates that of the MBS Index, the PIA MBS Bond Fund may invest up to 20% of its net assets in bond futures contracts, options, credit swaps, interest rate swaps, derivative securities and other types of derivatives. The PIA MBS Bond Fund may sometimes use derivatives as a substitute for taking a position in MBS and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risks.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

B-5

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). Such a derivative transaction will not be considered to constitute the issuance of a “senior security” by the Funds, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds, if the Funds cover the transaction or segregate sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading “Leverage.”

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

Options on Securities – Both Funds

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

B-6

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities. When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, a Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, a Fund may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because a Fund retains the premium received. All call options written by a Fund must be “covered.” For a call to be “covered” (i) a Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) a Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. A Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and a Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities. When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits a Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because a Fund retains the premium received. All put options written by a Fund must be “covered.” For a put to be “covered,” a Fund must maintain cash or liquid securities equal to the option price.

B-7

Debt Futures – Both Funds

The Funds may invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market - a futures exchange - that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The Funds will maintain cash or liquid securities sufficient to cover their obligations under each futures contract that they have entered into.

To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.

One risk in employing Debt Futures to attempt to protect against declines in the value of the securities held by the Funds is the possibility that the prices of Debt Futures will correlate imperfectly with the behavior of the market value of the Funds’ securities. The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Debt Futures being considered for purchase or sale by the Funds will be a factor in their selection by the Adviser.

Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where the Funds have sold Debt Futures in a short hedge, the market may advance but the value of the securities held by the Funds may decline. If this occurred, the Funds would lose money on the Debt Future and also experience a decline in the value of their securities.

Where Debt Futures are purchased in a long hedge, it is possible that the market may decline; if the Funds then decide not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the Debt Future that is not offset by a reduction in the price of any securities purchased.

B-8

Options on Debt Futures – Both Funds

Options on Debt Futures are similar to options on securities, except that the related investment is not a security, but a Debt Future. Thus, the buyer of a call option obtains the right to purchase a Debt Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Debt Future at a specified price during the life of the option. The options are traded on an expiration cycle based on the expiration cycle of the underlying Debt Future.

The risks of options on Debt Futures are similar to those of options on securities and also include the risks inherent in the underlying Debt Futures.

Possible Commodity Futures Trading Commission Limitations on Portfolio and Hedging Strategies – Both Funds

The use of Debt Futures and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a “short futures position,” and the use of such instruments to attempt to protect against the market risk that portfolio securities are not fully included in an increase in value is referred to as having a “long futures position.” The Funds must operate within certain restrictions as to their long and short positions in Debt Futures and options thereon under a rule (“CFTC Rule”) adopted by the Commodity Futures Trading Commission (“CFTC”) under the Commodity Exchange Act (the “CEA”), which excludes the Fund and the Trust from registration with the CFTC as a “commodity pool operator” as defined in the CEA.

Special Risks of Hedging Strategies – Both Funds

Participation in the options or futures markets involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Funds could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures – Both Funds

Transactions in options by the Funds will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates. Position limits also apply to Debt Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions. The Funds may be required to establish segregated accounts when they enter into certain options or futures, in which they will maintain cash and/or liquid securities that are equal in value to the obligations in the applicable option or future.

B-9

Temporary Investments – Both Funds

The Funds may invest in cash and money market securities. The Funds may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The Funds may invest in shares of other investment companies.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions.  The Funds currently intend to limit their investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company’s advisory and operational expenses.  Money market securities include treasury bills, short-term investment-grade fixed-income securities, bankers’ acceptances, commercial paper, commercial paper master notes and repurchase agreements.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization.

The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the “Resold Securities.” The Adviser will consider the creditworthiness of any vendor of repurchase agreements. The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. A Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when a Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly. Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the 1940 Act. The return on such “collateral” may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Funds’ custodian or another bank either directly or through a securities depository.

U.S. Government Securities and Mortgage-Backed Securities – Both Funds

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

B-10

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. If the Funds elect to invest in U.S. Government securities, then they will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that the Funds may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Association (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool. Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments. Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed. Freddie Mac and Fannie Mae are both instrumentalities of the U.S.  Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if the Funds purchase mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Funds purchase mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

B-11

Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by the Funds are likely to be greater during a period of declining mortgage interest rates. If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the Funds were earning on the mortgage-backed securities that were prepaid.

Certain mortgage loans underlying the mortgage-backed securities in which the Funds may invest will be adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate, the prime rate of a specific bank, or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Funds’ portfolios and therefore in the net asset value of the Funds’ shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period. Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

B-12

The mortgage loans underlying other mortgage-backed securities in which the Funds may invest will be fixed rate mortgage loans. Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates. Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

The Funds may invest in stripped mortgage-backed U.S. Government securities (“SMBS”). SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in these securities. Certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

B-13

Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws. Even though the Funds may invest in Mortgage-Backed Securities which are U.S. Government securities, these regulations may adversely affect the Funds’ investments by delaying the Funds’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

When Issued and Delayed-Delivery Securities – Both Funds

To ensure the availability of suitable securities for their portfolios, the Funds may purchase when-issued or delayed delivery securities. When-issued transactions arise when securities are purchased by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. When-issued securities represent securities that have been authorized but not yet issued. The Funds may also purchase securities on a forward commitment or delayed delivery basis. In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, they may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

The Funds may enter into mortgage “dollar rolls” in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the mortgage-backed securities. The Funds are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Funds will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security.

Swaps – PIA BBB Bond Fund

Credit Default Swaps.  The PIA BBB Bond Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the PIA BBB Bond Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

B-14

The PIA BBB Bond Fund may be either the buyer or seller in the transaction.  As a seller, the PIA BBB Bond Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the PIA BBB Bond Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the PIA BBB Bond Fund is a buyer and no credit event occurs, the PIA BBB Bond Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the PIA BBB Bond Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the PIA BBB Bond Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the PIA BBB Bond Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the PIA BBB Bond Fund.

The PIA BBB Bond Fund may also invest in credit default swap index products and in options on credit default swap index products.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The PIA BBB Bond Fund reserves the right to invest in similar instruments that may become available in the future.

The PIA BBB Bond Fund may also use credit default swap indices.  The individual credits underlying these credit default swap indices may be rated above BBB or below BBB.

Foreign Securities – PIA BBB Bond Fund

The PIA BBB Bond Fund may not invest more than 30% of its total assets in securities of foreign issuers.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

An investment may be affected by changes in currency rates and in exchange control regulations, and the PIA BBB Bond Fund may incur transaction costs in exchanging currencies.  For example, at times when the assets of the PIA BBB Bond Fund are invested in securities denominated in foreign currencies, investors can expect that the value of such investments will tend to increase when the value of the U.S. dollar is decreasing against such currencies.  Conversely, a tendency toward a decline in the value of such investments can be expected when the value of the U.S. dollar is increasing against such currencies.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

B-15

Most foreign securities owned by the PIA BBB Bond Fund are held by foreign subcustodians that satisfy certain eligibility requirements.  However, foreign subcustodian arrangements are significantly more expensive than domestic custody.  In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

The PIA BBB Bond Fund may invest in securities of companies or entities in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of the PIA BBB Bond Fund and the availability to the PIA BBB Bond Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the PIA BBB Bond Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the PIA BBB Bond Fund may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts).

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

When the PIA BBB Bond Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security (transaction hedging).  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the PIA BBB Bond Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

B-16

When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the PIA BBB Bond Fund denominated in such foreign currency (position hedging).  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The PIA BBB Bond Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.  Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies.  The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the PIA BBB Bond Fund will be served.

At the maturity of a forward contract, the PIA BBB Bond Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If the PIA BBB Bond Fund retains the portfolio securities and engages in an offsetting transaction, the PIA BBB Bond Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the PIA BBB Bond Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency.  Should forward prices decline during the period when the PIA BBB Bond Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the PIA BBB Bond Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the PIA BBB Bond Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract.  Accordingly, the PIA BBB Bond Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund’s securities is less than the amount of the foreign currency upon expiration of the contract.  Conversely, the Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund’s securities exceeds the amount of foreign currency the Fund is obligated to deliver.   The Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

Although the PIA BBB Bond Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund will do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

B-17

The PIA BBB Bond Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies.  The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above.  Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments.  A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the PIA BBB Bond Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Fund’s foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value for the Fund’s investments exactly over time.

High Yield and Other Securities – PIA BBB Bond Fund

The PIA BBB Bond Fund may invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term). These debt securities may be rated investment grade by Standard & Poor’s, Moody’s or Fitch. The Fund will invest primarily in securities rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch. Securities rated BBB by Standard & Poor’s or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions. The Fund may invest in securities with one rating at or above investment grade. The securities held by the Fund may have their ratings downgraded below investment grade by Standard & Poor’s, Moody’s or Fitch. The Fund may sell securities downgraded below investment grade within a reasonable time. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as “junk bonds.” Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of a security’s issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

B-18

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by the PIA BBB Bond Fund, including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the PIA BBB Bond Fund to value accurately high yield securities or dispose of them. To the extent the Fund owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with high yield bonds structured as zero coupon or pay-in-kind securities. The Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the security’s liquidity so the Fund can meet redemption requests. To the extent that the Fund has investments in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds. It is a non-fundamental policy of the Fund to sell securities with ratings below investment grade (i.e., BB, Ba or B) in an orderly manner.

To Be Announced (TBA) Market – PIA MBS Bond Fund

The Fund may purchase MBS in the TBA Market. Most Fannie Mae, Freddie Mac and Ginnie Mae MBS are eligible to be sold in the TBA market. The TBA market allows mortgage lenders to sell the loans they intend to fund before the loans are closed. A TBA trade represents a contract for purchase or sale of MBS to be delivered at a future agreed-upon date. In the TBA market, Fannie Mae, Freddie Mac and Ginnie Mae MBS are traded on a forward or delayed delivery basis with settlement up to 180 days later. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares.

B-19

The parties to TBA contracts will agree on the type of MBS, the type of mortgage, coupon or interest rate, the total dollar amount of the MBS, price and settlement date. The purchaser will contract to acquire a specified dollar amount of MBS, which may be satisfied when the seller delivers one or more MBS pools at settlement. Forty-eight hours before settlement, the seller specifies or allocates the identity and number of mortgage pools by the specific pool numbers and CUSIPs to be delivered to satisfy the TBA trade. When a seller in the TBA market sells an MBS before the underlying mortgage is closed, the purchaser bears the risk that commitments for the mortgage loans will not close. The TBA market reduces this risk by pooling MBS together according to similar characteristics that are based on guidelines established by the TBA Market. The seller is able to deliver any mortgage pool that satisfies the TBA trade and meets the TBA market’s delivery requirements. The purchaser assumes the risk that the characteristics of the mortgage-backed security delivered to the purchaser may be less favorable.

TBA-eligible MBS may be traded through generic, stipulated or specified trades. Generic TBA trades are trades that meet the delivery requirement of the TBA market. The Fund trades on a generic basis through the TBA market process. Stipulated TBA trades are trades that meet the TBA delivery requirements which have characteristics that have been requested by the investor. The most common stipulated terms are number of pools that can be delivered, the principal dollar amount variance, maturity year, weighted average loan age of the mortgage loans in the pool, and geographic location of the underlying properties. In generic and stipulated TBA trades, there is no specific security identified at the time the parties enter into the trade. Investors that wish to purchase a particular mortgage pool will engage in a specified trade. The purchaser identifies the actual pool they wish to purchase by pool and CUSIP number.

Dollar Rolls

TBA market participants trade TBA pools using “dollar rolls” as their financing vehicles. Dollar rolls are a form of collateralized short-term financing where the collateral consists of mortgage securities and performs a function analogous to a reverse repurchase agreement. Unlike a reverse repurchase agreement, which requires redelivery of exactly the same securities, a dollar roll is a simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. The dealer (purchaser), who is said to “roll in” the securities received, is not required to deliver the identical securities, only securities that meet the TBA market’s good delivery guidelines (which establishes standard notification and settlement dates for TBA securities).  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer. Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

A dollar roll transaction transfers prepayment risk to the dealer. Dollar rolls offer the dealer a convenient way to obtain promised mortgage securities, avoiding much of the cost of failing to make timely delivery. The dealer is willing to pay up to the cost of failure to deliver for the short-term opportunity to borrow or purchase securities required to meet a delivery commitment. For this reason most dollar rolls are transacted close to the monthly settlement date for MBS.

Portfolio Turnover

The portfolio turnover of the Funds may vary significantly from year to year.  The Funds’ annual portfolio turnover rate may exceed 100%.  High portfolio turnover (100% or more) would result in the Funds incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the Funds’ total return. High portfolio turnover could also result in the payment by the Funds’ shareholders of increased taxes on realized gains. The Funds’ portfolio turnover rate for the fiscal year periods ended November 30, 2006 and 2007 were as follows:

B-20

Portfolio Turnover Rate

	2006	2007
PIA BBB Bond Fund	112%	226%
PIA MBS Bond Fund	19%	139%
*
The portfolio turnover rates for the Funds increased significantly from 2006 to 2007 due to the fact that the Funds experienced large inflows in 2007. When this occurs, a Fund may invest in Treasury securities, BBB bonds or mortgages as the Adviser seeks to find securities at the right price.

Investment Restrictions

Each Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of such Fund’s total assets (taken at current value) would then be invested in securities of a single issuer; or (b) it would hold more than 10% of the outstanding voting securities of any one issuer; provided, however, that 25% of the total assets of the Fund may be invested without regard to this restriction.

The Trust has adopted the following restrictions applicable to the Funds as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Fund as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of a Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

Each Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in a Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), a Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

B-21

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

6.
Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Each Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.
Invest, in the aggregate, more than 15% of its net assets in securities that are illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund’s books.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Funds to normally invest 80% of the value of their net assets, plus borrowings for investment purposes, in the particular type of investments suggested by each Fund’s name. If the Board determines to change this non-fundamental policy for the Funds, the Funds will provide 60 days, prior notice to the shareholders before implementing the change of policy.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

B-22

Independent Trustees
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	4	Director, Sound Surgical Technologies, LLC; Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).

James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	4	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.

Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	4	Trustee, The Forward Funds (16 portfolios).

B-23

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	4	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Federal Home Loan Bank of San Francisco.	4	None.

Officers of the Trust
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

B-24

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, Investment Company Administration, LLC (May 1997 – July 2001).

Jeanine M. Bajczyk, Esq. (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and
Counsel, U.S. Bancorp
Fund Services, LLC,
since May 2006; Senior
Counsel, Wells Fargo
Funds Management,
LLC, May 2005 to May
2006; Senior Counsel,
Strong Financial
Corporation, January
2002 to April 2005.

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (the “PIA Funds”).  The PIA Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Compensation

Effective January 1, 2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year from the Trust with no additional fee for special meetings.  This amount is allocated among each of the series comprising the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

B-25

Name of Person/Position	Aggregate Compensation From the PIA BBB Bond Fund[1]	Aggregate Compensation From the PIA MBS Bond Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees[2]
Independent Trustees
Walter E. Auch, Trustee	$2,027	$2,272	None	None	$7,005

James Clayburn LaForce,	$2,034	$2,295	None	None	$7,051
Trustee

Donald E. O’Connor,	$2,468	$2,848	None	None	$8,203
Trustee

George J. Rebhan,	$2,354	$2,690	None	None	$7,964
Trustee

George T. Wofford,	$2,124	$2,398	None	None	$7,274
Trustee

[1]	For the Funds’ fiscal year ended November 30, 2007.
[2]	There are currently numerous portfolios comprising the Trust. For the Funds’ fiscal year ended November 30, 2007, trustees’ fees and expenses in the amount of $180,205 were allocated to the Trust.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. During the fiscal year ended November 30, 2007, the Audit Committee met once with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  For the fiscal year ended November 30, 2007, the Nominating Committee met once with respect to the Funds.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2007, the QLCC did not meet with respect to the Funds.

B-26

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. During the fiscal year ended November 30, 2007, the Valuation Committee met one time with respect to the BBB Bond Fund and met five times with respect to the MBS Bond Fund.

Fund Shares Beneficially Owned by Trustees – As of December 31, 2007, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.  Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  Neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Name of Trustee	Dollar Range of Equity Securities in the PIA BBB Bond Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, Over $100,000)	Dollar Range of Equity Securities in the PIA MBS Bond Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Walter E. Auch, Independent Trustee	None	None	None
James Clayburn La Force, Independent Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
George T. Wofford, Independent Trustee	None	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

B-27

As of March 10, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

PIA BBB Bond Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
First Clearing, LLC 10700 Wheat First Drive Glen Allen, VA 23060	12,753,288.261	61.92%	Record

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	2,901,170.533	14.08%	Record

State Street Bank Custodian State of Hawaii Employees Retirement 1 Lincoln St., Fl. 15 Boston, MA 02111-2901	1,482,956.166	7.20%	Record

PIA MBS Bond Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	10,112,521.877	40.96%	Record

First Clearing, LLC 10700 Wheat First Drive Glen Allen, VA 23060	9,744,434.921	39.47%	Record

Dingle & Co. 411 W. Lafayette Blvd. Detroit, MI 48275-0001	2,057,045.575	8.33%	Record

As of March 10, 2008, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  Furthermore as of December 31, 2007, neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Adviser or Distributor.  Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.

Code of Ethics

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the Funds. Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

B-28

THE ADVISER

Pacific Income Advisers, Inc., is the investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Joseph Lloyd McAdams, Jr. and Heather U. Baines collectively control the Adviser due to their ownership of a majority of the outstanding stock of the Adviser. Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus.  Under the current Advisory Agreement applicable to the Funds, the Adviser is not paid a fee by the Funds. Only investment advisory clients of the Adviser are eligible to invest in the Funds. These clients pay the Adviser a separate fee to manage their assets, including assets invested in the Funds.

The Adviser has voluntarily agreed to reimburse the Funds for an indefinite period to the extent necessary to permit the Funds to maintain a voluntary expense limitation of 0.00%.  The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance. The Adviser may not recoup expense reimbursements in future periods. Expense reimbursement obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of each Fund’s average daily net assets.
As a result of the expense limitation, the following reimbursements were made by the Adviser to the Funds:

Reimbursements for Fiscal Years Ended

	2007	2006	2005
PIA BBB Bond Fund	$308,067	$178,272	$163,523
PIA MBS Bond Fund	$416,024	$109,967	N/A

B-29

PORTFOLIO MANAGERS

Mr. H. Mitchell Harper, Mr. Evangelos Karagiannis and Mr. Lloyd McAdams serve as portfolio managers of the Funds.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2007.

H. Mitchell Harper – PIA BBB Bond Fund
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	1	$10 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Evangelos Karagiannis – Both Funds
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	2	$65 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	59	$1.1 billion	0	0

Lloyd McAdams – Both Funds
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	2	$65 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Material Conflict of Interest.  There are presently no other accounts managed by the portfolio managers which have the same strategy as the Funds.  When the same securities are being bought or sold on the same day by a portfolio manager, the portfolio manager allocates the transaction on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

B-30

Compensation. The portfolio managers’ total compensation includes a base salary, bonus, performance bonus, employee benefits and a 401(k) plan with matching contributions.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  The portfolio manager’s bonus is not based on the value of assets in the Funds’ portfolios.

Securities Owned in the Funds by Portfolio Managers.  As of December 31, 2007, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities Owned in the PIA BBB Bond Fund Managed (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Securities Owned in the PIA MBS Bond Fund Managed (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
H. Mitchell Harper	None	None
Evangelos Karagiannis	None	None
Lloyd McAdams	$100,001 - $500,000	None

ADMINISTRATOR

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

During the fiscal years ended November 30, 2005, through November 30, 2007, the Funds paid USBFS the following amounts for administration services:

	Fiscal Years Ended
	2007	2006	2005
PIA BBB Bond Fund	$36,612	$15,001	$16,501
PIA MBS Bond Fund	$57,896	$12,270	N/A

THE DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.

B-31

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Board of Trustees approved the Distribution Agreement on December 12, 2007, for another annual term.

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative services to the Funds pursuant to an Administration Agreement.  USBFS also serves as fund accountant, transfer agent (the “Transfer Agent”), shareholder service agent and dividend disbursing agent under separate agreements.

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian (“Custodian”) of the securities and other assets of the Funds.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator and Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing each Fund’s financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 E. 55th Street, New York, New York 10022, is counsel to the Trust and provides counsel on legal matters relating to the Funds. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below. Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on the Funds’ futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

B-32

For the fiscal periods ended November 30, 2007, 2006 and 2005, the Funds paid the following brokerage commissions:

	Brokerage Commissions Paid
	For the fiscal periods ended November 30,
	2007	2006^	2005
BBB Bond Fund	$12,061	$2,937	$1,221
MBS Bond Fund	$61,696	$6,582	N/A
^ The MBS Bond Fund commenced operations on February 28, 2006.

The amounts in the above table represent overnight discount agency notes.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved and the firm’s risk in positioning a block of securities. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to policies developed by the Board and to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and SEC.  The Adviser is also a registered broker-dealer and may place portfolio transactions for the Funds with its own registered representatives.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, when it is determined that one or more broker-dealers can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds. Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Funds are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

The Trust is required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year.  The Funds did not acquire any securities of their “regular brokers or dealers” during the fiscal period ended November 30, 2007.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is available at the end of each month with a lag time of five to ten business days on the Funds’ website at www.piamutualfunds.com.

Pursuant to the Funds’ Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (the “CCO”) or his or her designee.

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Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

NET ASSET VALUE

The net asset value of the Funds will be determined as of the close of regular trading (4:00 P.M. Eastern time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The net asset value per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in each Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how each Fund calculated its net asset value per share as of November 30, 2007 is as follows:

PIA BBB Bond Fund

$189,037,571	=	$9.53
19,829,911

PIA MBS Bond Fund

$344,801,371	=	$10.25
33,649,339

In determining the net asset value of a Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Unlisted securities held by a Fund that are not included in the Nasdaq Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Options traded on national securities exchanges are valued at the average of the closing quoted bid and asked prices on such exchanges and Debt Futures and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of such commodities exchanges.

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When a Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is “marked-to-market” to reflect the current market value of the call or put. If a call a Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received. If a put a Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received. If a call a Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid. If a put a Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid. If a call or put written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, the Funds use the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of the Funds’ net asset value. It is currently the policy of the Funds that events affecting the valuation of Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such net asset value.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Conflict of Interest. Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Proxy Policies or the Adviser will abstain from voting the securities held by the Fund, depending on the circumstances.

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Proxy Voting Records. The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES

General

The Funds have elected and intend to continue to qualify annually for tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Funds.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders in a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on that Fund’s net investment income or net realized gains in their individual capacities.  Distributions to shareholders, whether from that Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

Dividends from a Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares.  The 70% dividends-received deduction for corporations could apply to dividends from a Fund's net investment income, to the extent of the aggregate dividends received by the Fund from domestic corporations in any year. Since all or substantially all of the income of the Fund is derived from interest payments to it, none of the dividends of the Fund are expected to qualify for the dividends received deduction.

B-38

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

At November 30, 2007, the BBB Bond Fund had accumulated a capital loss carryforward of $2,926,138, of which $373,955 expires in 2013 and $1,819,397 expires in 2014 and $732,786 expires in 2015. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Rule 17a-7 Transactions

The Funds have adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which the Funds may effect a purchase and sale transaction with an affiliated person of the Funds (or an affiliated person of such an affiliated person) in which the Funds issue their shares in exchange for securities which are permitted investments for the Funds. For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in accordance with Rule 17a-7. Certain of the transactions may be tax-free with the result that the Funds acquire unrealized appreciation. Most Rule 17a-7 transactions will not be tax-free.

Taxation of Hedging Instruments

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by a Fund as a result of the transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the security or futures contract so acquired.

B-39

Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions. In addition, futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

Each Fund may acquire put options. Under the Code, put options on securities are taxed similar to short sales. If a Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules. If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale. A Fund will generally have a short-term gain or loss on the closing of an option position. The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option. If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Back-up Withholding

Federal law requires the Fund to withhold currently at the rate of 28% of a shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding, or if such shareholder or the Internal Revenue Service notifies the Fund that back-up withholding is required.

GENERAL INFORMATION

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund has only one class of shares – the Managed Account Completion Shares (MACS).

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

B-40

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s net asset value.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

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FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended November 30, 2007, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

B-42

APPENDIX A
Description of Ratings

Moody’s Investors Service, Inc.: Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard& Poor’s Ratings Group: Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

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Fitch, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PROSPECTUS

March 31, 2008

PIA Short-Term Securities Fund (“Short-Term Fund”)

PIA Moderate Duration Bond Fund (“Moderate Duration Fund”)

(each, a “Fund,” together,
the “PIA Funds”)

Each a series of Advisors Series Trust (the “Trust”)

The PIA Funds are two mutual funds in the PIA Mutual Fund family.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the PIA Funds.

Please read this Prospectus and keep it for future reference.  It contains important information, including information on how the PIA Funds invest and the services they offer to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

The PIA Funds are distributed by Quasar Distributors, LLC.

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Questions Every Investor Should Ask Before Investing in the PIA Funds	3

Fees and Expenses	7

Investment Objectives, Principal Investment Strategies and Related Risks	9

Management of the Funds	14

The Funds’ Share Price	17

Purchasing Shares	17

Redeeming Shares	21

Dividends, Distributions and Taxes	27

Financial Highlights	28

The PIA Funds are each a separate series of Advisors Series Trust (the “Trust”).  Other than the PIA BBB Bond Fund and the PIA MBS Bond Fund which are offered in a separate prospectus, the PIA Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

The date of this Prospectus is March 31, 2008.

Please find the PIA Funds’ Privacy Notice inside the back cover of this Prospectus.

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QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PIA FUNDS

1.    What are the Funds’ Goals?

PIA Short-Term Securities Fund

The Short-Term Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Short-Term Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The Fund is a diversified investment company that normally invests at least 80% of its net assets in short-term securities having a duration of less than three years.  This non-fundamental policy may only be changed upon 60 days’notice to shareholders.

PIA Moderate Duration Bond Fund

The Moderate Duration Fund’s investment objective is to seek to maximize total return through investing in bonds, while minimizing risk as compared to the market. Total return may include income and appreciation of bond prices resulting from changes in interest rates and/or bond spreads. The Moderate Duration Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The Fund is a non-diversified investment company that will normally invest at least 80% of its net assets in “bonds.”  This non-fundamental policy may only be changed upon 60 days’ notice to shareholders.

2.    What are the Funds’ Principal Investment Strategies?

PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund

The Short-Term Fund and the Moderate Duration Fund differ in the credit quality of the securities in which they invest.  The Short-Term Fund invests in securities rated A or better by a nationally recognized rating agency.  The Moderate Duration Fund may invest in securities rated less than A, including up to 10% of its net assets in securities rated less than investment grade (i.e., BB, Ba or B) by a nationally recognized rating agency.

Each Fund may invest up to 20% of its net assets in bond futures contracts, option contracts, options on securitiesand options on debt futures.

The Moderate Duration Fund may also invest up to 20% of its net assets incredit swaps, interest rate swaps and other derivative securities.

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The weighted average duration of the portfolios of the Short-Term Fund and the Moderate Duration Fund will differ.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average life of securities in the Short-Term Fund generally ranges from six months to six years. The weighted average duration of the portfolios of the Short-Term Fund and the Moderate Duration Fund will generally range as follows:

	Short End	Long End
Short-Term Fund	6 months	3 years
Moderate Duration Fund	2 years	7 years

In selecting investments for the Short-Term Fund and the Moderate Duration Fund, the Adviser primarily will consider credit quality, duration and yield.  The investment adviser actively trades each Fund’s portfolio. Each Fund’s annual portfolio turnover rate may exceed 100%.

3.    What are the Principal Risks in Investing in the Funds?

PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund

Investors in the Short-Term Fund and the Moderate Duration Fund may lose money.  There are risks associated with investments in the types of securities in which the PIA Funds invest.  These risks include:

•
Market Risk:  The prices of the securities in which the PIA Funds invest may decline for a number of reasonsincluding in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk:The PIA Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk:  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk: The issuers of the bonds and other debt securities held by the PIA Funds may not be able to make interest or principal payments.

•
Prepayment Risk:  Issuers of securities held by a Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

4

•
Risks Associated with Mortgage-Backed Securities:  These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•	Liquidity Risk: Low or lack of trading volume may make it difficult to sell securities held by thePIAFunds at quoted market prices.

•
Non-Diversification Risk:  The Moderate Duration Fund is a non-diversified investment company.  As such,it will invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Moderate Duration Fund invests perform poorly, the Fund could incur greater losses than if the Fund was diversified.

•	Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.

•
Leverage Risk: Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Derivatives Risk: The PIA Funds may invest in derivative securities for bona fide hedging purposes and for speculative purposes.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative securities.

•	Adjustable Rate and Floating Rate SecuritiesRisks: Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. High yield securities (or “junk bonds”) provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•
Risks Associated with Inflation and Deflation.  The PIA Funds are subject to inflation and deflation risk.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.

Because of these risks, prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Short-Term Fund or the Moderate Duration Fund.

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4.    Performance Information

The PIA Short-Term Government Securities Fund (the “Predecessor PIA Short-Term Government Securities Fund”) and the PIA Total Return Bond Fund (the “Predecessor PIA Total Return Bond Fund”) began operations on April 22, 1994,and September 1, 1998, respectively, as mutual funds organized as a series of PIA Mutual Funds, a Massachusetts business trust, (together, the “Predecessor Funds”), and reorganized into PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, respectively, each a newly formed series of the Trust.  On March 30, 2007, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund changed their names to the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund, respectively.  The PIA Funds have each adopted an investment objective and investment strategies and policies identical as those of the Predecessor Funds.

The bar charts and tables that follow provide some indication of the risks of investing in the PIA Funds by showing changes in the PIA Funds’ and the Predecessor Funds’ performance from year to year and how their average annual returns over various periods compare to the performance of the Merrill Lynch 1 Year Treasury Note Index,with respect to the Short-Term Fund,and the Lehman Brothers Aggregate Bond Index,with respect to the Moderate Duration Fund.  AFund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  The PIA Funds may perform better or worse in the future.

_______________
Note:
During the 10-year period shown on the bar chart, the Predecessor Fund’s highest total return for a quarter was 3.24% (quarter ended September 30, 1998) and the lowest total return for a quarter was -0.28% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund
Return before taxes	5.43%	2.99%	4.23%
Return after taxes on distributions[1]	3.68%	1.75%	2.53%
Return after taxes on distributions and
sale of Fund shares[1]	3.50%	1.82%	2.57%
Merrill Lynch 1 Year U.S. Treasury Note Index2,[3]	5.95%	2.96%	4.24%

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1
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Reflects no deduction for fees, expenses and taxes.
3
The Merrill Lynch 1 Year U.S.Treasury Note Index is an unmanaged index that tracks the performance of U.S. Treasury Notes with maturities of approximately one year.  A direct investment in an index is not possible.

_______________
Note:
During the nine-year period shown on the bar chart, the Fund’s highest total return for a quarter was 4.46% (quarter ended September 30, 2001) and the lowest total return for a quarter was –2.09% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)	1 Year	5 Years	Since the inception date of the Fund (September 1, 1998)
PIA Moderate DurationBond Fund
Return before taxes	6.82%	4.39%	5.13%
Return after taxes on distributions[1]	5.13%	2.72%	3.04%
Return after taxes on distributions and
sale of Fund shares[1]	4.39%	2.80%	3.11%
Lehman Brothers Aggregate Bond Index2,[3]	6.97%	4.42%	5.77%

_______________
1
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Reflects no deduction for fees, expenses and taxes.
3
The Lehman Brothers Aggregate Bond Index is an unmanaged index that covers the investment grade fixed rate bond market with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  The issues must be rated investment grade, be publicly traded, and meet certain maturity and issue size requirements.  A direct investment in an index is not possible.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the PIA Funds.

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	Short-Term Fund	Moderate Duration Fund
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee[1]	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	0.20%	0.30%
Distribution and/or Service (12b-1) Fees[2]	0.00%	0.10%
Other Expenses[3]	0.34%	1.22%
Total Annual Fund Operating Expenses[4]	0.54%[3]	1.62%[3]

_______________
1	Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers, returned checks, exchanges and stop payment orders.
2
Effective January 1, 2007, the Board of Trustees reduced the Rule 12b-1 fee accrual for the Short-Term Fund from 0.10% to 0.05%.  Effective March 31, 2008, the Board of Trustees reduced the Rule 12b-1 fee accrual for the Short-Term Fund from 0.05% to 0.00%.

3	Other Expenses are based on actual amountsfor the past fiscal year.
4
Expense Reimbursements.  The Adviser has agreed to voluntarily reimburse each of the PIA Funds to the extent necessary to limit Total Annual Fund Operating Expenses for the Short-Term Fund and Moderate Duration Fund to an annual rate of 0.35% and 0.50%, respectively.  The Adviser expects to reimburse each of the PIA Funds indefinitely to the extent necessary to limit Total Annual Fund Operating Expenses to the amounts stated below.  However, the Adviser may discontinue reimbursing the PIA Funds at any time.  With the voluntary reimbursement, the net fund operating expenses were:

Fund	Amount
Short-Term Fund	0.35%
Moderate Duration Fund	0.50%

EXAMPLE

This example is intended to help you compare the cost of investing in the PIA Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Short-Term Fund	$ 55	$ 173	$ 302	$ 677
Moderate Duration Fund	$165	$ 511	$ 881	$ 1,922

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RELATED RISKS

PIA SHORT-TERM SECURITIES FUND AND PIA MODERATE DURATION BOND FUND

The Short-Term Fund’s investment objective is toseek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The investment objective is fundamental and may not be changed without shareholder approval.  The Fund will normally invest at least 80% of its net assets in short-term securities having a duration of less than three years.  This non-fundamental policy may only be changed upon 60 days’ prior notice to shareholders.

The Moderate Duration Fund’s investment objective is toseek to maximize total return through investing in bonds, while minimizing risk as compared to the market.
The investment objective is fundamental and may not be changed without shareholder approval.  This Fund normally will invest at least 80% of its net assets in “bonds.”  This non-fundamental policy may only be changed upon 60 days’ prior notice to shareholders.  Both PIA Funds consider a “bond” to be any debt instrument other than a money market debt instrument.  Please remember that an investment objective is not a guaranteeand there is no assurance that the PIA Funds’ investment objective can be achieved.  An investment in either Fund might not earn income and investors could lose money.

How We Invest Our Assets – First We Target Portfolio Duration

In assembling each Fund’s portfolio, the Adviser first determines a target duration for each Fund.  Duration is a measure of a debt security’s price sensitivity.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.5 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.6 years.  The weighted average life of securities in the Short-Term Fund generally ranges from six months to six years. The weighted average duration of the Short-Term Fund will generally range from six months to three years and the weighted average duration of the Moderate Duration Fund will generally range from two years to seven years.  The actual duration for each Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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How We Invest our Assets – Next We Allocate Among Asset Classes

Short-Term Fund

The Short-Term Fund primarily invests in threebroad asset classes,securities issued or guaranteed by the U.S. Government and its agencies, mortgage-backed securities and investment grade debt securities.  The Adviser will allocate the Fund’s assets between these broad asset classes depending on the relative investment attractiveness of these classes.  Among the U.S. government securities that the Fund may purchase are “mortgage-backed securities” of the Government National Mortgage Association, the Federal Home Loan Mortgage Association (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

Moderate Duration Fund

The Moderate Duration Fund primarily invests in three broad asset classes, securities issued or guaranteed by the U.S. Government and its agencies, mortgage-backed securities and investment grade debt securities.  TheAdviser will allocate the Fund’s assets between these broad asset classes depending on the relative investment attractiveness of these classes.  The Fund will not invest in other classes of debt securities unless theAdviser believes that on a risk adjusted basis other asset classes are more attractive.  For example, the Fund may invest a small portion (up to 10%) of its net assets in debt securities rated less than investment grade(i.e., BB, Ba or B) by a nationally recognized ratings agency.

In determining the relative investment attractiveness of a broad asset class, the Adviser considers risk as well as yield.  Usually investing in securities with a high yield involves more risk of loss than investing in securities with a low yield.  The two principal components of risk of a debt security are duration and credit quality.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the target duration and allocation among asset classes, the Adviser looks for the most attractive yields in the various asset classes.  Within each of the broad asset classes, there are numerous sectors.  For a number of reasons,securities of one sector may have higher or lower yields, on a risk-adjusted basis, than securities of another sector.  The Adviser will attempt to take advantage of the yield differentials among sectors.

Derivative Securities

Each Fund may invest up to 20% of its net assets in bond futures contracts, option contracts, options on securitiesand options on debt futures.

The Moderate Duration Fund may also invest up to 20% of its net assets incredit swaps, interest rate swaps and other derivative securities. ThePIA Fundsmay sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such asinterest rate risk.

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The reasons for which the PIA Fundswill invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds.

•	To reduce eachFund’s transaction costs or for hedging purposes.

•	To add value when these instruments are favorably priced.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). The 1940 Act requires thateachFund’s assets exceed 300% of any borrowings by eitherFund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the PIA Funds, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the PIAFunds, if the PIA Fundscover the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of each Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the PIA Funds not achieving their investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

Portfolio Turnover

The Adviser actively trades each Fund’s portfolio.  It does so to take advantage of the inefficiencies of the markets for debt securities.  Each Fund’s annual portfolio turnover rate may exceed 100%.  (Generally speaking, a turnover rate of 100% occurs when a Fund replaces securities valued at 100% of its average portfolio valuewithin a one-year period.) Higher portfolio turnover (100% or more) will result in a Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs reduces total return.  Higher portfolio turnover could result in the payment by a Fund’s shareholders of increased taxes on realized gains. Distributions to a Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for Federal income tax purposes, rather than at lower capital gains rates.

Principal Risks

There are a number of risks associated with the various securities in which the PIA Funds will at times invest.  These include:

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•
Market Risk:  The prices of the securities in which the PIA Funds invest may decline for a number of reasonsincluding in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk:  The PIA Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk:  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Credit Risk:  The issuers of the bonds and other debt securities held by the PIA Funds may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Prepayment Risk:  Issuers of securities held by a Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.  Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Mortgage-Backed Securities:  These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•	Liquidity Risk: Low or lack of trading volume may make it difficult to sell securities held by thePIAFunds at quoted market prices.

•
Non-Diversification Risk:  The Moderate Duration Fund is a non-diversified investment company.  As such,it will invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Moderate Duration Fund invests perform poorly, the Fund could incur greater losses than if the Fund was diversified.

•
Portfolio Turnover Risk:  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject youto have a higher tax liability.  Distributions to shareholders of short-term gains are taxed as ordinary income under Federal income tax laws.A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the PIA Funds’ performance.

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•
Leverage Risk:  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Derivatives Risk:  The PIA Funds may invest in derivative securities for bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The PIA Funds’ use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative securities.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the PIA Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the PIA Funds’ use of derivatives may increase the taxes payable by shareholders.

•
Adjustable Rate and Floating Rate Securities Risks: Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Adjustable Rate and Floating Rate Securities. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.  A sudden and extreme increase in prevailing interest rates may cause adjustable and fixed-rate debt securities to decline in value because:

•	There may be a time lag between the increases in market rates and an increase in the interest paid on the adjustable or floating rate security.

•
There may be limitations on the permitted increases in the interest paid on the adjustable or floating rate security so that the interest paid does not keep pace with increases in market interest rates.

•
The duration of adjustable rate securities which are mortgage-backed securities may increase because of slowing of prepayments causing investors to consider these securities to be longer term securities.

•
Risks Associated with Zero Coupon U.S.Treasury Securities. Zero coupon U.S. Treasury securities are U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons by the U.S. Department of Treasury.  Zero coupon U.S. Treasury securities are generally subject to greater fluctuations in value in response to changing interest rates than debt obligations that pay interest currently.

13

•
Risks Associated with High Yield Securities.  The Moderate Duration Fund may invest in high yield securities. High yield securities (or “junk bonds”) provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the Moderate DurationFund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value.

•
Risks Associated with Inflation and Deflation.  The PIA Funds are subject to inflation and deflation risk.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  As inflation increases, the value of the PIA Funds’ portfolio could decline.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the PIA Funds’ portfolio.

Portfolio Holdings Information

A description of the PIA Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the PIA Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the PIA Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting PIA Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the PIA Funds’ portfolio holdings as of each month-end is also available on the PIA Funds’ website at www.piamutualfunds.com within five to ten business days after the month-end.

MANAGEMENT OF THE FUNDS

Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, is the investment adviser to each of the PIA Funds.

The Adviser has been in business since 1987.  As the investment adviser to each Fund, the Adviser manages the investment portfolio for the PIA Funds.  It makes the decisions as to which securities to buy and which securities to sell.  Each Fund is contractually obligated to paythe Adviser an annual investment advisory fee equal to the following percentages of average daily net assets:

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Short-Term Fund	0.20%
Moderate Duration Fund	0.30%

In light of the Adviser’s decision to voluntarily reimburse the PIA Funds in order to limit each Fund’s Total Annual Fund Operating Expenses, forthe period ended November 30, 2007, the Adviser was paid the followingpercentage of average daily net assets:

Short-Term Fund	0.00%
Moderate Duration Fund	0.00%

A discussion regarding the basis of the Trust’s Board of Trustees’ (the “Board”) approval of the PIA Funds’ Investment Advisory Agreement is included in the PIA Funds’ Semi-Annual Report to shareholders dated May 31, 2007.

Portfolio Managers

The day-to-day management of each Fund’s portfolio is conducted by separate committees of employees of the Adviser.  The following individuals are primarily responsible for the management of the PIA Funds.

Short-Term Fund

Bistra Pashamova, CFA, Vice President, Portfolio Manager
Ms. Pashamova is the lead portfolio manager of the Short-Term Fund.  She is also a member of the Bond Strategy Group, specializing in mortgage-backed and asset-backed securities.  Over sixyears ago, Ms. Pashamova began her career at PIA as an investment analyst.  Ms. Pashamova studied Economics and International Studies at Denison University, earning her Bachelor's Degree cum laude. She earned a Master's Degree in Economics from the Universityof Southern California.

Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer
Mr. McAdams has been aportfolio manager of the Short-Term Fund since March 2008. Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation. From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-tradedcompany which manages a portfolio of mortgage securities for its shareholders. Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Funds. He is a Chartered Financial Analyst, Chartered Investment Counselor and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford Universityand an M.B.A. from the Universityof Tennessee.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President
Mr. Karagiannis has been a portfolio manager of the Short-Term Fund since March 2008, has been a portfolio manager with PIA since 1995, he has been employed with PIA since January 1992, and he has 16 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

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Moderate Duration Fund

Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer
Mr. McAdams has been aportfolio manager since the inception of the Moderate Duration Fund. Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation. From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-tradedcompany which manages a portfolio of mortgage securities for its shareholders. Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Funds. He is a Chartered Financial Analyst, Chartered Investment Counselor and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford Universityand an M.B.A. from the Universityof Tennessee.

H. Mitchell Harper, CFA, CMT, Senior Vice President
Mr. Harper has been aportfolio manager of the Moderate Duration Fund since July 2003.  From May 2001 to September 2002 he was an independent consultant. His prior experience includes serving as a senior investment officer at Chase Asset Management from July 1987 to May 2001.  Mr. Harper earned a B.A. in Business Administration from the Universityof Arizonaand an M.B.A. in accounting, marketing and finance from Northwestern University.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President
Mr. Karagiannis has served as Portfolio Manager of the Moderate Duration Fund since February 2008, has been a portfolio manager with PIA since 1995, he has been employed with PIA since January 1992, and he has 16 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of sharesin the PIA Funds.

Distribution Fees

Each of the PIA Funds has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  This Plan allows each Fund to use part of its assets (up to 0.10% of the Short-Term Fund’s and 0.10% of the Moderate Duration Fund’s average daily net assets) to pay sales, distribution and other fees for the sale of their shares and for services provided to investors.  Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  With respect to the Short-Term Fund, effective March 31, 2008, the Board of Trustees has reduced the accrual payable by the Fund to 0.00%.

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THE FUNDS’ SHARE PRICE

The price at which investors purchase and redeem shares of each Fund is called its net asset value(“NAV”).  Each Fund normally calculates its NAVas of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern time) on each day the NYSE is open for trading.  The NYSE is closed on holidays and weekends.  Each Fund calculates its NAVbased on the market prices or official closing price of the securities (other than money market instruments) it holds.  Each Fund values most money market instruments it holds at their amortized cost.  Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board.

Each Fund will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAVdetermined later that day.  It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the NAVdetermined at the close of regular trading on the next day the NYSE is open.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application, and (4) a check payable to the PIA Funds.

PURCHASING SHARES

How to Purchase Shares from the PIA Funds

1.	Read this Prospectus carefully.
2.	Determine how much you want to invest keeping in mind the following minimums:

a.	New accounts

Individual Retirement Accounts and qualified retirement plans	$100
Automatic Investment Plan	$100
All other accounts	$1,000

b.	Existing accounts

Dividend reinvestment	No Minimum
All accounts	$50

3.
Complete the purchase application accompanying this Prospectus, carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

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4.
Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the PIA Funds, you may invest directly by mail.  You may obtain an application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the PIA Funds) to the PIA Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

All checks must be in U.S. dollars drawn on a domestic financial institution.  The PIA Funds will not accept payment in cash or money orders.  The PIA Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the PIA Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the PIA Funds as a result.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the PIA Funds’ Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The PIA Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

5.	If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA Funds”) to:

Regular Mail	Overnight Delivery
PIA Funds	PIA Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

The PIA Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

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6.
Investing by wire. If you are making your first investment in the PIA Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  PIA Funds [name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-800-251-1970.  Your bank may charge you a fee for sending a wire to the PIA Funds.

Telephone Purchase

Investors may purchase additional shares of the PIA Funds by calling 1-800-251-1970.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

Subsequent Investments

You may purchase additional shares of the PIA Funds through your broker.  You can also send a check, with the stub from an account statement, to the PIA Funds at the address noted above under “How to Purchase Shares from the PIA Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the PIA Funds at 1-800-251-1970.  You may also make additional purchases through an investment broker or dealer, as described above.

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Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the PIA Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the PIA Funds or the Adviser.

ThePIAFunds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the PIA Funds as an investment alternative in the programs they offer or administer. Servicing agents may:

1.
Become shareholders of record of the PIA Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the PIA Funds’ minimum purchase requirement;

2.	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the PIA Funds;

3.
Charge fees to their customers for the services they provide them.  Also, the PIA Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the PIA Funds (and designate other Servicing Agents to accept purchase orders on the PIA Funds’ behalf).  This means that a Fund will process the purchase order at the NAVwhich is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the PIA Funds on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the PIA Funds within the period specified in its agreement with the PIA Funds, it may be held liable for any resulting fees or losses.

Automatic Investment Plan Information

The PIA Funds offer an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis.  There is a maximum purchase amount of $50,000 per Fund per day by the ACH network.

•	Automatic purchases of fund shares can be made for as little as $50 per purchase;

•	You may elect to have your automatic purchase made on any day of themonth. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day;

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•	The PIA Funds do not currently charge a fee for an AIP, however, the PIA Funds may charge a $25 fee if the automatic investment cannot be made for any reason;

•	If you redeem an account with an AIP to a zero balance, the plan will be discontinued;

•	In order to participate in the AIP your bank must be a member of the ACH network; and

•	Any change or termination of the AIP should be provided to the Transfer Agent five days prior to effective date.

Other Information about Purchasing Shares of the PIA Funds

Please note that your application will be returned if any information is missing.

The PIA Funds may reject any share purchase application for any reason.  Shares of the PIA Funds are generally available in all states.

The PIA Funds will send investors a written confirmation for all purchases of shares.

The PIA Funds offer the following retirement plans:

•	Traditional IRA
•	Roth IRA

Investors can obtain further information about the IRAs by calling the PIA Funds at 1-800-251-1970.  The PIA Funds recommend that investors consult with a financial and tax advisor regarding the IRAs before investing through them.

REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

You or your Servicing Agent have the right to redeem all or any portion of your shares of the PIA Funds at their NAV on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the PIA Funds may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

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Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the PIA Funds.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed by all of the shareholders whose names appear on the account registration and sent to:

By Regular Mail:
PIA Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
PIA Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Sign the letter of instruction exactly as the shares are registered.  Joint ownership accounts must be signed by all owners.

Signature Guarantee.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

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In addition to the situations described above, the PIA Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Send the letter of instruction to:
PIA Funds
c/o U.S.Bancorp Fund Services, LLC
P.O. Box701
Milwaukee, WI 53201-0701

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have completed the Redemption by Telephone portion of the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m. Eastern time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000 (wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.)  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the PIA Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  The PIA Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the PIA Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The PIA Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

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You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan (“SWP”)

•	You may arrange to make monthly, quarterly or annual redemptions of $100 or more;

•	Your account balance must be at least $10,000 at the time you begin the plan. The account value is based upon the NAV; and

•	Your SWP may be made on the 5th or the 20th of each month. If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.

•	Any change or termination of the SWP should be provided to the Transfer Agent five days prior to effective date.

Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets requirements described above.  However, the PIA Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the PIA Funds may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the PIA Funds’ shares by Fund shareholders.  The PIA Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the PIA Funds’ performances. The PIA Funds take steps to reduce the frequency and effect of these activities in the PIA Funds.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the PIA Funds make efforts to identify and restrict frequent trading, the PIA Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The PIA Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the PIA Funds believe is consistent with shareholder interests.

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Monitoring Trading Practices
The PIA Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the PIA Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the PIA Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the PIA Funds handle, there can be no assurance that the PIA Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the PIA Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the PIA Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the PIA Funds’ distributor, on behalf of the PIA Funds, has entered into written agreements with each of the PIA Funds’ financial intermediaries, under which the intermediary must, upon request, provide the PIA Funds with certain shareholder and identity trading information so that the PIA Funds can enforce their market timing policies.

Fair Value Pricing
The PIA Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the PIA Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the PIA Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the PIA Funds may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV.  Other types of securities that the PIA Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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Other Redemption Considerations

When redeeming shares of the PIA Funds, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The PIA Funds may delay the payment of redemption proceeds for up to seven calendar days in all cases; and

4.
If you purchased shares by check, the PIA Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase).

The PIA Funds may pay redemption requests “in kind.”  This means that the PIA Funds will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the PIA Funds’ net assets, the PIA Funds have the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the PIA Funds’ net assets in securities instead of cash.  If the PIA Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Distribution and Service Fees – Other Payments to Third Parties

In addition to paying fees under the PIA Funds’ Distribution and Shareholder Servicing Plan, the PIA Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the PIA Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the PIA Funds.  Such payments and compensation are in addition to service fees paid by the PIA Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the PIA Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the PIA Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Short-Term Fund and the Moderate Duration Fund each distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the purchase application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax.  These distributions may be taxed as ordinary income or at a lower rate as qualified, dividend income and capital gains (which may be taxed at different rates depending on the type of shareholder and the length of time the Fund holds the assets generating the capital gains, but not depending on the length of time you held your shares).  In managing the PIA Funds, our Adviser considers the tax effects of its investment decisions to be of secondary importance.

If you elect to receive dividends and capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the PIA Funds reserve the right to reinvest the distribution check in your account, at the PIA Funds’ current net asset value, and to reinvest all subsequent distributions.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal years ended November 30, 2005, throughNovember 30, 2007, has been audited by Tait,Weller & Baker LLP.  Another independent registered public accounting firm provided audit services for the fiscal years ended November 30, 2003, through 2004.  The report of Tait,Weller & Baker LLP, along with the PIA Funds’ financial statements, are included in the Annual Report which is available upon request.

Short-Term Fund

	For the Years Ended
	11/30/2007	11/30/06	11/30/05	11/30/04	11/30/03
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.97	$9.96	$10.03	$10.15	$10.29

Income From Investment Operations:
Net investment income	0.46	0.41	0.26	0.25	0.20
Net realized and unrealized gain/(loss)
on investments	0.06	0.03	(0.04)	(0.12)	(0.04)
Total from investment operations	0.52	0.44	0.22	0.13	0.16

Less Distributions:
Dividends from net investment income	(0.47)	(0.43)	(0.29)	(0.25)	(0.28)
Distribution from net realized gains	—	—	—	—	(0.02)
Total distributions	(0.47)	(0.43)	(0.29)	(0.25)	(0.30)

Net asset value, end of year	$10.02	$9.97	$9.96	$10.03	$10.15

Total Return	5.40%	4.49%	2.23%	1.33%	1.56%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$53,836	$41,165	$49,888	$48,350	$69,482
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements	0.59%	0.63%	0.67%	0.66%	0.59%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	4.64%	4.04%	2.63%	1.88%	1.99%
Before waivers and reimbursements	4.40%	3.76%	2.31%	1.57%	1.75%
Portfolio turnover rate	55%	84%	47%	28%	74%

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Moderate Duration Fund

	For the Years Ended
	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$18.50	$18.32	$18.59	$19.41	$19.91

Income From Investment Operations:
Net investment income	0.84	0.82	0.68	0.74	0.94
Net realized and unrealized gain/(loss)
on investments	0.44	0.17	(0.25)	(0.19)	(0.05)
Total from investment operations	1.28	0.99	0.43	0.55	0.89

Less Distributions:
Dividends from net investment income	(0.84)	(0.81)	(0.70)	(0.73)	(1.00)
Distribution from net realized gains	—	—	—	(0.64)	(0.39)
Total distributions	(0.84)	(0.81)	(0.70)	(1.37)	(1.39)

Net asset value, end of year	$18.94	$18.50	$18.32	$18.59	$19.41

Total Return	7.10%	5.58%	2.30%	2.94%	4.60%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$10,760	$16,126	$15,666	$14,403	$39,051
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.47%	0.45%
Before waivers and reimbursements	1.62%	1.26%	1.28%	0.99%	0.73%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	4.50%	4.44%	3.67%	3.53%	4.69%
Before waivers and reimbursements	3.38%	3.68%	2.89%	3.01%	4.41%
Portfolio turnover rate	158%	231%	287%	316%	190%

29

PRIVACY NOTICE

The PIA Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the PIA Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the PIA Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

30

PIA Funds

Each a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the PIA Funds you may want to read the PIA Funds’ Statement of Additional Information (“SAI”) which contains additional information about the PIA Funds.  The PIA Funds have incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the PIA Funds’ investments by reading the PIA Funds’ Annual and Semi-Annual Reports to shareholders (collectively, the “Shareholder Reports”).  The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the PIA Funds during their last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the PIA Funds’ website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the PIA Funds may also call the following number or write to the following address:

PIA Funds
c/o U.S.Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the PIA Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the PIA Funds are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0104

(The Trust’s SEC Investment Company Act file number is 811-07959.)

31

The PIA Funds
PIA Short-Term Securities Fund
PIA Moderate Duration Bond Fund

PROSPECTUS
March 31, 2008

Statement of Additional Information dated March 31, 2008

PIA SHORT-TERM SECURITIES FUND
PIA MODERATE DURATION BOND FUND
(each, a “Fund,” together, the “PIA Funds”)

Each, a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus dated March 31, 2008 (the “Prospectus”) of Advisors Series Trust (the “Trust”) relating to the PIA Funds.  The “PIA Funds” are the PIA Short-Term Securities Fund (the “Short-Term Fund”) and the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”).

Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the PIA Funds.  A copy of the Prospectus may be obtained from the PIA Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling toll-free at 1-800-251-1970.

The Annual Report to shareholders for the fiscal year ended November 30, 2007, and the Semi-Annual report for the period ended May 31, 2007, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Page

Fund History and Classification	3

Management	23

Portfolio Holdings Information	38

Distribution and Shareholder Servicing Plan	40

Net Asset Value	41

Shareholder Services	43

Anti-Money Laundering Program	44

Taxes	45

General Information	48

Financial Statements	50

Appendix A	51

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated March 31, 2008, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  This SAI does not constitute an offer to sell securities.

FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates to the Funds and not to any other series of the Trust.  As of the date of this SAI, shares of 30 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the PIA Funds.  The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

This SAI provides information on the PIA Funds.  The Short-Term Fund is diversified.  The Moderate Duration Fund is non-diversified.  The predecessor PIA Short-Term Government Securities Fund and predecessor PIA Total Return Bond Fund (together, the “Predecessor Funds”) commenced operations on April 22, 1994 and September 1, 1998, respectively, as separate series of the PIA Mutual Fund, an open-end management investment company. PIA Mutual Fund was organized as a Massachusetts business trust on January 6, 1984. Between December 27, 1996 and March 27, 2003, the PIA Mutual Fund was known as “Monterey Mutual Fund.” On December 23, 2004, the Predecessor Funds reorganized into the PIA Funds, each a series of the Trust. Before the reorganization the PIA Funds had no assets or liabilities.  On March 30, 2007, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund changed their names to the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund, respectively.

Diversification

The Short-Term Fund is a diversified mutual fund.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if the Short-Term Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Short-Term Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Short-Term Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Then, the disproportionately by the poor performance of relatively few securities despite the Short-Term Fund qualifying as a diversified fund under applicable federal laws.

Non-Diversification

The Moderate Duration Fund is a non-diversified mutual fund.  Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers also may present substantial credit or other risks.

The discussion below supplements information contained in the PIA Funds’ Prospectus as to investment policies of the PIA Funds.

Illiquid Securities

It is the position of the SEC (and an operating although not a fundamental policy of each PIA Fund) that open-end investment companies such as the PIA Funds should not make investments in illiquid securities if thereafter more than 15% of the value of their net assets would be so invested.  The Short-Term Fund has limited its investments in illiquid securities to 10% of the value of its net assets.  The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. The PIA Funds do not expect to own any investments for which market quotations are not available.  However, illiquid securities do not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.  The Trust’s Board of Trustees (the “Board”) has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.  Investing in Rule 144A securities could have the effect of decreasing the liquidity of a PIA Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage

From time to time each PIA Fund may increase its ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds.  It is not anticipated that either of the PIA Funds will use its borrowing power to an extent greater than 25% of the value of its assets.  Borrowings will be made only from banks and only to the extent that the value of the assets of the PIA Fund in question, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing.  If the value of the assets of the PIA Fund in question so computed should fail to meet the 300% asset coverage requirement, the PIA Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage.  Since substantially all of the assets of the PIA Funds fluctuate in value, but borrowing obligations may be fixed, the net asset value per share of the PIA Funds will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities

Each of the PIA Funds may, to increase its income, lend its securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets.  Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities.  To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the PIA Fund in question if the demand meets the terms of the letter of credit.  Such terms and the issuing bank would have to be satisfactory to the PIA Fund in question.  Any loan might be secured by any one or more of the three types of collateral.

The PIA Fund in question receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower.  The PIA Funds may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust.  A PIA Fund will not have the right to vote securities on loan, but the terms of the loan will permit the PIA Funds to terminate the loan and thus reacquire the loaned securities on three days notice.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  Each PIA Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Hedging Instruments

Each of the PIA Funds may engage in hedging.  Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in a PIA Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”).  A PIA Fund so authorized may engage in short hedging in an attempt to protect that PIA Fund’s value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion.  It is expected that when a PIA Fund is engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities.  The various hedging instruments which the PIA Funds may use are discussed below.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities.  When a PIA Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the PIA Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the PIA Fund which wrote the call may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the PIA Fund which wrote the call retains the premium received.  All call options written by the PIA Funds must be “covered.”  For a call to be “covered” (i) the PIA Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the PIA Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a PIA Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The PIA Fund which bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and that PIA Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When a PIA Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits that PIA Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Short-Term Fund or the Moderate Duration Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the PIA Funds must be “covered.”  For a put to be “covered,” the PIA Fund must maintain cash or liquid securities equal to the option price.

Debt Futures

Each of the PIA Funds may invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  Each PIA Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.  Stock Index Futures are settled at maturity, not by delivery of the stocks making up the index, but by cash settlement.  However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.

One risk in employing Futures to attempt to protect against declines in the value of the securities held by a PIA Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of that PIA Fund’s securities.  The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Futures being considered for purchase or sale by a PIA Fund will be a factor in their selection by the Adviser.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where a PIA Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the PIA Fund in question may decline.  If this occurred, that PIA Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if the PIA Fund in question then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, that PIA Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.

Options on Debt Futures

Options on Futures are similar to options on securities, except that the related investment is not a security, but a Future.  Thus, the buyer of a call option obtains the right to purchase a Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Future at a specified price during the life of the option.  The options are traded on an expiration cycle based on the expiration cycle of the underlying Future.

The risks of options on Futures are similar to those of options on securities and also include the risks inherent in the underlying Futures.

Exclusion from Definition of Commodity Pool Operator

The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission.  Thus, the Trust is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which a PIA Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the PIA Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures

Transactions in options by a PIA Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which a PIA Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates.  Position limits also apply to Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Swaps – Moderate Duration Fund

Credit Default Swaps.  The Moderate Duration Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Moderate Duration Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

The Moderate Duration Fund may be either the buyer or seller in the transaction.  As a seller, the Moderate Duration Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Moderate Duration Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Moderate Duration Fund is a buyer and no credit event occurs, the Moderate Duration Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Moderate Duration Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Moderate Duration Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Moderate Duration Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Moderate Duration Fund.

The Moderate Duration Fund may also invest in credit default swap index products and in options on credit default swap index products.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Moderate Duration Fund reserves the right to invest in similar instruments that may become available in the future.

The Moderate Duration Fund may also use credit default swap indices.  The individual credits underlying these credit default swap indices may be rated above BBB or below BBB.

Temporary Investments

Each PIA Fund may invest in cash and money market securities.  The PIA Funds may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  Money market securities include treasury bills, short-term investment-grade fixed-income securities, bankers’ acceptances, money market funds, commercial paper, commercial paper master notes and repurchase agreements.

The PIA Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization (NRSRO).

Each PIA Fund may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time a PIA Fund purchases a security, that PIA Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  Such securities are referred to as the “Resold Securities.”  The Adviser will consider the creditworthiness of any vendor of repurchase agreements.  The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the PIA Fund’s money is invested in the Resold Securities.  The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The PIA Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest.  These risks are minimized when the PIA Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly.  Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the Investment Company Act of 1940, as amended, (the “1940 Act”).  The return on such “collateral” may be more or less than that from the repurchase agreement.  The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon.  All Resold Securities will be held by the PIA Fund’s custodian or another bank either directly or through a securities depository.

The PIA Funds may invest in shares of other investment companies.  The PIA Funds may invest in money market mutual funds in connection with its management of daily cash positions.  The PIA Funds currently intend to limit their investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the PIA Funds, or their affiliated persons, as a whole.  In addition to the advisory and operational fees a PIA Fund bears directly in connection with its own operation, the PIA Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

U.S. Government Securities and Mortgage-Backed Securities

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each PIA Fund investing in U.S. Government securities will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that each PIA Fund investing in U.S. Government securities may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Association (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”).  These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it.  Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool.  Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.  Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed.  Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.  It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities.  The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets.  These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities.  As a result, if a PIA Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated.  A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.  Conversely, if a PIA Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.  The timing and level of prepayments cannot be predicted.  Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates.  Accordingly, the amounts of prepayments available for reinvestment by a PIA Fund are likely to be greater during a period of declining mortgage interest rates.  If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the PIA Fund was earning on the mortgage-backed securities that were prepaid.

Certain mortgage loans underlying the mortgage-backed securities in which the PIA Funds may invest will be adjustable rate mortgage loans (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”).  The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs:  those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates.  Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.  The degree of volatility in the market value of a PIA Fund’s portfolio and therefore in the net asset value of the PIA Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make.  However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs.  Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the Maximum Adjustment).  Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs.  Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month.  In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments.  It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers.  In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or accelerated amortization) further reduces the principal balance of the ARM.  Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate.  As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments.  These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

The mortgage loans underlying other mortgage-backed securities in which the PIA Funds may invest will be fixed rate mortgage loans.  Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years.  Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

CMOs are issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates.  Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

Each PIA Fund may invest in stripped mortgage-backed U.S. Government securities (“SMBS”).  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets.  A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal.  However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a PIA Fund may fail to fully recover its initial investment in these securities.  Certain SMBS may not be readily marketable and will be considered illiquid for purposes of a PIA Fund’s limitation on investments in illiquid securities.  Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board.  The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.  The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents.  These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws.  Even though the PIA Funds will invest in mortgage-backed securities which are U.S. Government securities, these regulations may adversely affect a PIA Fund’s investments by delaying the PIA Fund’s receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

High Yield and Other Securities

Each PIA Fund may invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term).  These debt securities may be rated investment grade by Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  Securities rated BBB by Standard & Poor’s or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.  The Short-Term Fund will not invest in securities that are not rated at least A by Standard & Poor’s or Moody’s.  The Moderate Duration Fund may also invest in securities that are rated below investment grade.  Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Lower-grade obligations are commonly referred to as “junk bonds.”  Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Moderate Duration Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Moderate Duration Fund may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The Moderate Duration Fund may invest in structured notes and indexed securities whose value depends upon, or is derived from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. Structured or indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

The Moderate Duration Fund may also invest in convertible securities or preferred stocks.  Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares.

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by the Moderate Duration Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s net asset value.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by a PIA Fund including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the PIA Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the PIA Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Moderate Duration Fund to value accurately high yield securities or dispose of them.  To the extent the Moderate Duration Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  The Moderate Duration Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the PIA Funds can meet redemption requests.  To the extent that the Moderate Duration Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  Each PIA Fund may retain a portfolio security whose rating has been changed.

When Issued and Delayed-Delivery Securities

To ensure the availability of suitable securities for their portfolios, each PIA Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by a PIA Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the PIA Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  Each PIA Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, a PIA Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  The PIA Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, the PIA Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the PIA Funds would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, they may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

Each PIA Fund may enter into mortgage “dollar rolls” in which a PIA Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the PIA Fund forgoes principal and interest paid on the mortgage-backed securities.  The PIA Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.  The PIA Funds will only enter into covered rolls.  Covered rolls are not treated as a borrowing or other senior security.

Foreign Securities

The Moderate Duration Fund may invest in securities of non-U.S. issuers (“foreign securities”).  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

An investment may be affected by changes in currency rates and in exchange control regulations, and the Moderate Duration Fund may incur transaction costs in exchanging currencies.  For example, at times when the assets of a Fund are invested in securities denominated in foreign currencies, investors can expect that the value of such investments will tend to increase when the value of the U.S. dollar is decreasing against such currencies.  Conversely, a tendency toward a decline in the value of such investments can be expected when the value of the U.S. dollar is increasing against such currencies.

Non-U.S. companies are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Foreign securities are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Most foreign securities owned by the Moderate Duration Fund are held by foreign subcustodians that satisfy certain eligibility requirements.  However, foreign subcustodian arrangements are significantly more expensive than domestic custody.  In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

The Moderate Duration Fund may invest in securities of companies in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of the Moderate Duration Fund and the availability to the Moderate Duration Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the Moderate Duration Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Moderate Duration Fund may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts).

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

When the Moderate Duration Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security (transaction hedging).  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Moderate Duration Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Moderate Duration Fund denominated in such foreign currency (position hedging).  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The Moderate Duration Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Moderate Duration Fund to deliver an amount of foreign currency in excess of the value of the Moderate Duration Fund’s securities or other assets denominated in that currency.  Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies.  The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Moderate Duration Fund will be served.

At the maturity of a forward contract, the Moderate Duration Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If the Moderate Duration Fund retains the portfolio securities and engages in an offsetting transaction, the Moderate Duration Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Moderate Duration Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency.  Should forward prices decline during the period when the Moderate Duration Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Moderate Duration Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Moderate Duration Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract.  Accordingly, the Moderate Duration Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Moderate Duration Fund’s securities is less than the amount of the foreign currency upon expiration of the contract.  Conversely, the Moderate Duration Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Moderate Duration Fund’s securities exceeds the amount of foreign currency the Moderate Duration Fund is obligated to deliver.  The Moderate Duration Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

Although the Moderate Duration Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Moderate Duration Fund will do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Moderate Duration Fund at one rate, while offering a lesser rate of exchange should the Moderate Duration Fund desire to resell that currency to the dealer.

The Moderate Duration Fund may own a bond denominated in U.S. dollars and purchase a currency futures contract to increase its exposure to different foreign currencies.  It may also sell a currency futures contract on the U.S. dollar to increase its exposure to various foreign currencies.  The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above.  Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Moderate Duration Fund’s investments.  A currency hedge, for example, should protect a Yen-dominated security from a decline in the Yen, but will not protect the Moderate Duration Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Moderate Duration Fund’s foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value for the Moderate Duration Fund’s investments exactly over time.

Portfolio Turnover

The portfolio turnover of the PIA Funds may vary significantly from year to year.  The PIA Funds’ annual portfolio turnover rate may exceed 100%.  High portfolio turnover (100% or more) would result in the PIA Funds incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the PIA Funds’ total return. High portfolio turnover could also result in the payment by the PIA Funds’ shareholders of increased taxes on realized gains. The PIA Funds’ portfolio turnover rate for the fiscal year periods ended November 30, 2006 and 2007 were as follows:

Portfolio Turnover Rate

	2006	2007
PIA Short-Term Securities Fund	84%	55%
PIA Moderate Duration Bond Fund	231%	158%
*
The portfolio turnover rates for the Moderate Duration Bond Fund increased significantly from 2006 to 2007 due to the fact that the Fund experienced large inflows in 2007. When this occurs, a Fund may invest in Treasury securities, BBB bonds or mortgages as the Adviser seeks to find securities at the right price.

Investment Restrictions

The Short-Term Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of such PIA Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or (b) it would hold more than 10% of the outstanding voting securities of any one issuer.  Because the Moderate Duration Fund is a non-diversified fund, the above referenced restriction applies to only 50% of its total assets.

The Trust has adopted the following restrictions applicable to the PIA Funds as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the PIA Fund as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of a PIA Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

No PIA Fund may:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

6.
Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Each PIA Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  Each PIA Fund may not:

1.	Invest, in the aggregate, more than 15% of its net assets in securities that are illiquid.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each of the PIA Funds to normally invest 80% of the value of its net assets in the particular type of investments suggested by the PIA Fund’s name.  If the Board determines to change this non-fundamental policy for any PIA Fund, that PIA Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the PIA Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	4	Director, Sound Surgical Technologies, LLC; Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).

James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	4	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	4	Trustee, The Forward Funds (16 portfolios).

George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	4	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Federal Home Loan Bank of San Francisco.	4	None.

Officers of the Trust
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite t erm since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, and AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, Investment Company Administration, LLC (May 1997 – July 2001).

Jeanine M. Bajczyk, Esq. (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and
Counsel, U.S. Bancorp
Fund Services, LLC,
since May 2006; Senior
Counsel, Wells Fargo
Funds Management, LLC,
May 2005 to May 2006;
Senior Counsel, Strong
Financial Corporation,
January 2002 to April
2005.

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the PIA Funds.  The PIA Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Compensation

Effective January 1, 2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year from the Trust with no additional fee for special meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Short Term Fund[1]	Aggregate Compensation From the Moderate Duration Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[2] Paid to Trustees
Independent Trustees
Walter E. Auch, Trustee	$1,438	$1,269	None	None	$7,005
James Clayburn LaForce, Trustee	$1,448	$1,274	None	None	$7,051
Donald E. O’Connor, Trustee	$1,576	$1,311	None	None	$8,203
George J. Rebhan, Trustee	$1,571	$1,349	None	None	$7,964
George T. Wofford, Trustee	$1,471	$1,280	None	None	$7,274
[1]	For the Funds’ fiscal year ended November 30, 2007.
[2]
There are currently numerous portfolios comprising the Trust.  For the Funds’ fiscal year ended November 30, 2007, trustees’ fees and expenses (for all series of the Trust) in the amount of $ 180,205 were allocated to the Trust.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (the “QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a PIA Fund’s financial statements and to ensure the integrity of the PIA Fund’s pricing and financial reporting. During the fiscal year ended November 30, 2007, the Audit Committee met once with respect to the PIA Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended November 30, 2007, the Nominating Committee met once with respect to the PIA Funds.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3© of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2007, the QLCC did not meet with respect to the PIA Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the PIA Funds and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. During the fiscal year ended November 30, 2007, the Valuation Committee met three times with respect to the Short-Term Fund.

Fund Shares Beneficially Owned by Trustees.  As of December 31, 2007, no Trustee, including the Independent Trustees, beneficially owned shares of the PIA Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies

	Short-Term Fund	Moderate Duration Fund
Walter E. Auch, Independent Trustee	None	None	None
James Clayburn LaForce, Independent Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
George T. Wofford, Independent Trustee	None	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the PIA Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of March 10, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

PIA Short-Term Securities Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
Union Bank TR Nominee P.O. Box 85484 San Diego, CA 92186-5484	2,218,025.037	40.50%	Record

The Roman Catholic Bishop of Monterey California FBO The Bishop Harry A. Clinch Endowment Fund P.O. Box 2048 Monterey, CA 93942-2048	843,193.826	15.23%	Record

Southwest Service Administrators 2400 West Dunlap Avenue, Suite 250 Phoenix, AZ 85021-2811	792,585.562	14.47%	Record

Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052 Jersey City, NJ 07303-2052	703,492.113	12.84%	Record

Michael L. Cox & Bernie Fleischer TR Multi Union Security Trust Fund c/o Pac Fed Benefit Administrators 1000 N. Central Ave., Suite 400 Glendale, CA 91202-3627	416,927.411	7.61%	Record

PIA Moderate Duration Bond Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
Oppenheimer & Co., Inc. 7536 Murdoch Avenue St. Louis, MO 63119-2811	367,749.786	66.64%	Record

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	177,378.902	32.14%	Record

All trustees and officers of the Trust as a group beneficially owned no shares of the PIA Funds as of December 31, 2007.

Code of Ethics

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the PIA Funds.  Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a PIA Fund or is being purchased or sold by a PIA Fund.

Proxy Voting Policy

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the PIA Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a PIA Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Conflict of Interest.  Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Adviser’s Proxy Policies will abstain from voting the securities held by the Fund, depending on the circumstances.

Proxy Voting Records.  The Trust is required to annually file Form N-PX, which lists the PIA Funds’ complete proxy voting record for the 12-month period ending June 30.  The PIA Funds’ proxy voting record are available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

The Adviser

Pacific Income Advisers, Inc. is the investment adviser to the Short-Term Fund and the Moderate Duration Fund.  Joseph Lloyd McAdams, Jr. and Heather U. Baines own the majority of the outstanding stock of the Adviser.  Prior to December 31, 1996, Monitrend Investment Management, Inc. was investment adviser to the Predecessor Short-term Government Fund. Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the PIA Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides each PIA Fund with such investment advice and supervision as it deems necessary for the proper supervision of each PIA Fund’s investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the relevant PIA Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the PIA Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the PIA Funds’ shareholders or by a vote of a majority of the Board, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the PIA Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreements applicable to the PIA Funds, the Adviser is paid a fee computed daily and payable monthly, at an annual rate expressed as a percentage of the applicable PIA Fund’s average daily net assets.  The applicable fee rates are as follows:

Fund	Fee Rate	Average Daily Net Assets
Short-Term Fund	0.20%	All asset levels
Moderate Duration Fund	0.30%	All asset levels

The Adviser expects to reimburse each PIA Fund for an indefinite period to the extent necessary to permit the PIA Funds to maintain the voluntary expense limitations set forth below.  Expense reimbursement obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the applicable PIA Fund’s average daily net assets.  The applicable voluntary expense limitations are as follows:

Fund	Expense Limitation
Short-Term Fund	0.35%
Moderate Duration Fund	0.50%

As a result of expense limitations, all (except where indicated) investment advisory fees otherwise payable by the PIA Funds were waived and the following reimbursements were made to the PIA Funds:

Fund	Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers

Short-Term Fund	2007 2006 2005	$99,996 $100,695 $99,072	$119,302 $138,639 $157,341	$0 $0 $0	$19,306 $37,944 $58,269
Moderate Duration Fund	2007 2006 2005	$34,863 $46,872 $47,958	$129,792 $118,908 $125,061	$0 $0 $0	$94,929 $72,036 $77,103

PORTFOLIO MANAGERS

Ms. Bistra Pashamova, Mr. Lloyd McAdams and Mr. Evangelos Karagiannis serve as the portfolio managers for the Short-Term Fund.  The portfolio managers are responsible for the day-to-day management of the Fund.  The following table shows the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within various categories as of November 30, 2007.

Bistra Pashamova
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	1	$11 million	0	$0.00
Other Accounts	23	$346 million	1	$43 million

Lloyd McAdams
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	3	$544 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Evangelos Karagiannis
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	3	$544 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	59	$1.1 billion	0	0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Short-Term Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Short-Term Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ compensation is made up of salary and bonus.  The portfolio managers’ bonus is not based on the value of assets in, or the performance of, the Short-Term Fund’s portfolio.

Securities Owned in the Short-Term Fund by Portfolio Manager.  As of November 30, 2007, the portfolio managers owned the following securities in the Short-Term Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund Managed (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, or Over $1,000,000)
Bistra Pashamova	None
Mr. Lloyd McAdams	$100,001 - $500,000
Mr. Evangelos Karagiannis	None

Mr. H. Mitchell Harper, Mr. Evangelos Karagiannis and Mr. Lloyd McAdams serve as the portfolio managers for the Moderate Duration Fund.  The portfolio managers are responsible for the day-to-day management of the Moderate Duration Fund.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2007.

H. Mitchell Harper
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	1	$76 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Evangelos Karagiannis
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	3	$544 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	59	$1.1 billion	0	0

Lloyd McAdams
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	3	$544 million	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	0	0	0	0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities are being bought or sold on the same day by a portfolio manager, the portfolio manager allocates the transaction on a pro rata basis as long as it is in the best interest of the clients. Where conflicts of interest arise between the Moderate Duration Fund and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Moderate Duration Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio managers’ total compensation includes a base salary, bonus, performance bonus, employee benefits and a 401(k) plan with matching contributions.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  The portfolio managers’ bonus is not based on the value of assets in, or the performance of, the Moderate Duration Fund’s portfolio.

Securities Owned in the Moderate Duration Fund by Portfolio Managers.  As of November 30, 2007, the portfolio manager owned the following securities in the Moderate Duration Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
H. Mitchell Harper	None
Evangelos Karagiannis	None
Lloyd McAdams	Over $1,000,000

ADMINISTRATOR

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as administrator for the PIA Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the PIA Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the PIA Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the PIA Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the PIA Funds, the determination of investment policy, or for any matter pertaining to the distribution of PIA Funds shares.

During the fiscal years ended November 30, 2005 through November 30, 2007, the PIA Funds paid USBFS, the PIA Funds’ administrator, the following fee:

Fund	2005	2006	2007
Short-Term Fund	$31,499	$29,999	$30,352
Moderate Duration Fund	$26,499	$24,999	$25,287

THE DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the PIA Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the PIA Funds’ shares.  The offering of the PIA Funds’ shares is continuous.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the PIA Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the PIA Funds on 60 days’ written notice when authorized either by a majority vote of the PIA Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Board of Trustees approved the Distribution Agreement on December 12, 2007, for another annual term.

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, (“USBFS” or the “Administrator”), provides administrative services to the PIA Funds pursuant to an Administration Agreement.  USBFS also serves as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements.

U.S. Bank National Association, located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian (“Custodian”) of the securities and other assets of the PIA Funds.  USBFS also acts as the PIA Funds’ transfer and shareholder service agent.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the PIA Funds.  The Administrator and Custodian are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the PIA Funds may invest.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the PIA Funds whose services include auditing the PIA Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 E. 55th Street, New York 10022, is counsel to the PIA Funds and provides counsel on legal matters relating to the PIA Funds. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the PIA Funds and which broker-dealers are eligible to execute the PIA Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the PIA Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the PIA Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.  Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on the PIA Funds’ futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

For the fiscal periods ended November 30, 2007, 2006 and 2005, the PIA Funds paid the following brokerage commissions:

	Brokerage Commissions Paid
	For the fiscal periods ended November 30,
	2007	2006	2005
Short-Term Fund	$1,550	$2,313	$1,513
Moderate Duration Fund	$3,305	$1,884	$552

The amounts in the above table represent overnight discount agency notes.

In placing portfolio transactions, the Adviser seeks best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the PIA Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the PIA Funds subject to procedures adopted by the Trust and rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and SEC.  The Adviser is also a registered broker-dealer and may place portfolio transactions for the PIA Funds with its own registered representatives.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the PIA Funds, when it is determined that one or more broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the PIA Funds or to the Adviser, even if the specific services are not directly useful to the PIA Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the PIA Funds may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the PIA Funds. Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the PIA Funds are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the PIA Funds and one or more of such client accounts.  In such event, the position of the PIA Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the PIA Funds at the same time, the PIA Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the PIA Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the PIA Funds are purchasing or selling, each day’s transactions in such security will be allocated between the PIA Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the PIA Funds are concerned.  In other cases, however, it is believed that the ability of the PIA Funds to participate in volume transactions may produce better executions for the PIA Funds.

The PIA Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the PIA Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the PIA Funds for their customers.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional ideas and information assisting the PIA Funds in the valuation of their investments.

The Trust is required to identify any securities of its “regular brokers or dealers” that the PIA Funds have acquired during its most recent fiscal year.  The PIA Funds did not acquire any securities of their “regular brokers or dealers” during the fiscal period ended November 30, 2007.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the PIA Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the PIA Funds. These Disclosure Policies have been approved by the Board. Disclosure of the PIA Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete listing of the PIA Funds’ portfolio holdings is available at the end of each month with a lag time of five to ten business days on the PIA Funds’ website at www.piamutualfunds.com.

Pursuant to the PIA Funds’ Disclosure Policies, information about the PIA Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the PIA Funds’ portfolio holdings on an ongoing basis.  The PIA Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the PIA Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the PIA Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the PIA Funds’ Policies.

The Board exercises continuing oversight of the disclosure of the PIA Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the PIA Funds and their service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the PIA Funds may receive compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the PIA Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the PIA Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the PIA Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the PIA Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the PIA Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the PIA Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the PIA Funds receive any direct or indirect compensation in connection with the disclosure of information about the PIA Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the PIA Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

The PIA Funds have adopted a Distribution and Shareholder Servicing Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) under the 1940 Act.  The 12b-1 Plan provides that the PIA Funds will compensate the Distributor or other intermediary at an annual rate of up to 0.10% of the average daily net assets of the Short-Term Fund and up to 0.10% of average daily net assets of the Moderate Duration Fund which may be paid for a distribution fee and for certain shareholder services to shareholders of the PIA Funds.  The PIA Funds’ Board has determined that there is a reasonable likelihood that the Plan will benefit the PIA Funds and its shareholders.  None of the Officers or Trustees of the Trust have any direct or indirect financial interest in the Plan.  Effective January 1, 2007, the Rule 12b-1 fee accrual for the Short-Term Fund was reduced from 0.10% to 0.05%.  Effective March 31, 2008, the Rule 12b-1 fee accrual for the Short-Term Fund was further reduced from 0.05% to 0.00%.

Payments made under the PIA Funds’ 12b-1 Plan by the Short-Term Fund and the Moderate Duration Fund during the fiscal year ended November 30, 2007 were as set forth below:

Short-Term Fund	2007
Advertising	$ 0
Printing and mailing of Prospectuses to new shareholders	$ 275
Compensation to the Distributor	$ 0
Compensation to Dealers/Sales Personnel	$ 11,284
Other Finance Charges	$ 0
Other Fees/Reimbursement to Distributor for permitted expenses	$ 0
TOTAL	$ 11,559

Moderate Duration Fund	2007
Advertising	$ 0
Printing and mailing of Prospectuses to new shareholders	$ 60
Compensation to the Distributor	$ 0
Compensation to Dealers/Sales Personnel	$ 11,862
Other Finance Charges	$ 0
Other Fees/Reimbursement to Distributor for permitted expenses	$ 0
TOTAL	$ 11,922

The 12b-1 Plan, unless terminated as hereinafter provided, shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance.  The 12b-1 Plan may be terminated with respect to a PIA Fund at any time by a vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the PIA Fund.  The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, as set forth in (ii) above, and all amendments must be and have been approved in the manner set forth under (i) above.

NET ASSET VALUE

The net asset value of each of the PIA Funds will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The net asset value per share is computed by dividing the value of the securities held by the PIA Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the PIA Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the PIA Funds calculated the net asset value per share as of November 30, 2007 is as follows:

Short-Term Fund
$53,836,291	=	$10.02
5,372,715

Moderate Duration Fund
$10,760,409	=	$18.94
568,014

In determining the net asset value of a PIA Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges.  Nasdaq Global Market and Small Cap securities are valued at the Nasdaq Official Closing Price (“NOCP”).  If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices.  Unlisted securities held by a PIA Fund that are not included in the Nasdaq Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Options traded on national securities exchanges are valued at the average of the closing quoted bid and asked prices on such exchanges and Futures and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of such commodities exchanges.

When a PIA Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is “marked-to-market” to reflect the current market value of the call or put.  If a call a PIA Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received.  If a put a PIA Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received.  If a call a PIA Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid.  If a put a PIA Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid.  If a call or put written by a PIA Fund expires, it has a gain in the amount of the premium; if that PIA Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

The PIA Funds price foreign securities in terms of U.S. dollars at the official exchange rate.  Alternatively, they may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.  If the PIA Funds do not have either of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE.  For purposes of computing net asset value, the PIA Funds use the market value of such securities as of the time their trading day ends.  Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a PIA Fund’s net asset value.  It is currently the policy of the PIA Funds that events affecting the valuation of PIA Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such net asset value.

Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and a PIA Fund’s net asset value is not calculated.  When determining net asset value, the PIA Funds value foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded.  Securities trading in European countries and Pacific Rim countries are normally completed well before 4:00 P.M. Eastern time.  It is currently the policy of the PIA Funds that events affecting the valuation of PIA Fund securities occurring between the time its net asset value is determined and the close of the NYSE, if material, may be reflected in such net asset value.

Each PIA Fund reserves the right to suspend or postpone redemptions during any period when:  (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the PIA Fund not reasonably practicable.

SHAREHOLDER SERVICES

Systematic Withdrawal Plan.  A Systematic Withdrawal Plan is available for shareholders having shares of a PIA Fund with a minimum value of $10,000, based upon the net asset value with respect to the PIA Funds.  The Systematic Withdrawal Plan provides for monthly or quarterly redemptions in any amount not less than $100 (which amount is not necessarily recommended).

The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment.  The Systematic Withdrawal Plan may be terminated at any time, and, while no fee is currently charged, the PIA Funds reserve the right to initiate a fee of up to $5 per withdrawal, upon 30 days’ written notice to the shareholder.

Withdrawal payments should not be considered as dividends, yield, or income.  If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. The shareholder may purchase additional shares when participating in the Systematic Withdrawal Plan.

Automatic Investment Plan.  A shareholder who wishes to make additional investments in a PIA Fund on a regular basis may do so by authorizing the Transfer Agent to deduct a fixed amount each month from the shareholder’s checking account at his or her bank.  This amount will automatically be invested in that PIA Fund on the same day that the preauthorized debit is issued.  The shareholder will receive a confirmation from the PIA Fund, and the bank account statement will show the amount charged.  The form necessary to begin this service is available from the Transfer Agent.

Tax Sheltered Retirement Plans.  Through the Distributor, retirement plans are either available or expected to be available for use by the self-employed (Keogh Plans), Individual Retirement Accounts (including SEP-IRAs) and “tax-sheltered accounts” under Section 403(b)(7) of the Code.  Adoption of such plans should be on advice of legal counsel or tax advisers.

For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES

General

The PIA Funds have elected and intend to continue to qualify annually for tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the PIA Funds.

If a PIA Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such that PIA Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders in a PIA Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on that PIA Fund’s net investment income or net realized gains in their individual capacities.  Distributions to shareholders, whether from that PIA Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that PIA Fund.

Dividends from a PIA Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to investors at a lower rate applicable to qualified dividend income), while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares.  The 70% dividends-received deduction for corporations could apply to dividends from a PIA Fund’s net investment income to the extent of the aggregate dividends received by the PIA Fund from domestic corporations in any year.  Since all or substantially all of the income of the Short-Term Fund and the Moderate Duration Fund is derived from interest payments to it, none of the dividends of these PIA Funds are expected to qualify for the dividends received deduction.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a PIA Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a PIA Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

At November 30, 2007, the Short-Term Fund had accumulated capital loss carryforwards of $1,297,109 of which $525,317 expire in the year 2011, $326,612 expire in the year 2012, $183,103 expire in the year 2013, $218,276 expire in the year 2014 and $43,801 expire in the year 2015.

At November 30, 2007, the Moderate Duration Fund had accumulated capital loss carryforwards of $1,739,710 of which $1,578,550 expire in the year 2012 and $161,160 expire in the year 2014.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Rule 17a-7 Transactions

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which each of the PIA Funds may effect a purchase and sale transaction with an affiliated person of the PIA Funds (or an affiliated person of such an affiliated person) in which a PIA Fund issues its shares in exchange for securities which are permitted investments for the PIA Funds.  For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in accordance with Rule 17a-7.  Certain of the transactions may be tax-free with the result that the PIA Funds acquire unrealized appreciation.  Most Rule 17a-7 transactions will not be tax-free.

Taxation of Hedging Instruments

If a call option written by a PIA Fund expires, the amount of the premium received by the PIA Fund for the option will be short-term capital gain.  If a PIA Fund enters into a closing transaction with respect to the option, any gain or loss realized by a PIA Fund as a result of the transaction will be short-term capital gain or loss.  If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by the PIA Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the PIA Fund depending on the PIA Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

With respect to call options purchased by a PIA Fund, the PIA Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the PIA Fund’s holding period for the call option.  If such a call option is exercised, the amount paid by a PIA Fund for the option will be added to the basis of the security or futures contract so acquired.

Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions.  In addition, futures contracts held by a PIA Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.  The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

Each PIA Fund may acquire put options.  Under the Code, put options on securities are taxed similar to short sales.  If a PIA Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules.  If a PIA Fund exercises or allows a put option to expire, the PIA Fund will be considered to have closed a short sale.  A PIA Fund will generally have a short-term gain or loss on the closing of an option position.  The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option.  If a PIA Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Foreign Taxes

The Moderate Duration Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S.  Such taxes would reduce the return on the Moderate Duration Fund’s investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of the Moderate Duration Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the Moderate Duration Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Moderate Duration Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders.  For any year that the Moderate Duration Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Moderate Duration Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.  Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.

If the pass through election described above is made, the source of the Moderate Duration Fund’s income flows through to its shareholders.  Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income.  In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.”  For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Moderate Duration Fund.

The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals.  If the Moderate Duration Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the Moderate Duration Fund will be treated as U.S. source income.

Each shareholder will be notified within 60 days after the close of the Moderate Duration Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the Moderate Duration Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate:  (i) such shareholder’s portion of the foreign taxes paid; and (ii) the portion of the Moderate Duration Fund’s dividends and distributions that represent income derived from foreign sources.

Back-up Withholding

Federal law requires the PIA Funds to withhold currently at the rate of 28% of a shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding, or if such shareholder or the Internal Revenue Service notifies the Funds that back-up withholding is required.

GENERAL INFORMATION

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the PIA Funds.  Each share represents an interest in the PIA Funds proportionately equal to the interest of each other share.  Upon the PIA Funds’ liquidation, all shareholders would share pro rata in the net assets of the PIA Funds available for distribution to shareholders.

With respect to the PIA Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the PIA Funds each have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The PIA Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the PIA Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 of 1% of a PIA Fund’s net assets, the PIA Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the PIA Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the PIA Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

FINANCIAL STATEMENTS

The annual report to shareholders for the PIA Funds for the fiscal year ended November 30, 2007, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS
Each PIA Fund may invest in securities rated by Standard & Poor’s Corporation (Standard & Poor’s), Moody’s Investors Service, Inc. (“Moody’s”), Duff & Phelps Credit Rating Co. (“Duff & Phelps”) or IBAC.  A brief description of the rating symbols and their meanings follows:

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designed “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on PIA Funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

STANDARD & POOR’S RATINGS FOR BONDS
AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC. CC, C
Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  “BB” indicates the least degree of speculation and “C” the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB

Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB”- rating.

B
–       Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB”- rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B”- rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.

C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC”- debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

STANDARD & POOR’S CHARACTERISTICS OF SOVEREIGN DEBT OF FOREIGN COUNTRIES
AAA
Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Prosperous and resilient economies, high per capital incomes.
Low fiscal deficits and government debt, low inflation
Low external debt.

AA
Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Tightly integrated into global trade and financial system.
Differ from AAAs only to a small degree because:
–Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
–More variable fiscal deficits, government debt and inflation.
–Moderate to high external debt.

A
Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.
Established trend of integration into global trade and financial system.
Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).
Usually rapid growth in output and per capita incomes.
Manageable through variable fiscal deficits, government debt and inflation.
Usually low but variable debt.

BBB
Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Economies less prosperous and often more vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
High and variable external debt.

BB
Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
Very high and variable debt, often graduates of Brady Plan but track record not well established.

MOODY’S RATINGS FOR BONDS
Aaa

Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PART C
(PIA Funds)

OTHER INFORMATION

Item 23.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, was previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (PIA BBB Bond Fund, PIA Short-Term Securities Fund, and PIA Moderate Duration Bond Fund) was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(ii)	Investment Advisory Agreement (PIA MBS Bond Fund) – filed herewith.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(i)	Amendment to Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment to Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(2)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(3)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(2)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Accounting Servicing Agreement – filed herewith.

(2)	Amendment to Fund Accounting Servicing Agreement – filed herewith.

(iv)	Power of Attorney – filed herewith.

(i)	Opinions of Counsel.

(i)
Opinion of Counsel (PIA BBB Bond Fund, PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund) was previously filed with Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A on December 29, 2004, and is incorporated herein by reference.

(ii)	Opinion of Counsel (PIA MBS Bond Fund) – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements– not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(i)	Share Marketing Plan (PIA Moderate Duration Bond Fund) – filed herewith.

(ii)	Share Marketing Plan (PIA Short-Term Securities Fund) – filed herewith.

(n)	Rule 18f-3 Plan– not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 257 to its Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)	Code of Ethics for Advisor – filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 24, 2008.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)            Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Fund Trust	Jensen Portfolio
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.
Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.

First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds

(b)            To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman and Chief Executive Officer
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)            Not Applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pacific Income Advisers, Inc. 1299 Ocean Avenue, Suite 210 Santa Monica, California 90401

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 264 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 264 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on the 31st day of March, 2008.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 264 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Walter E. Auch*	Trustee	March 31, 2008
Walter E. Auch

James Clayburn LaForce*	Trustee	March 31, 2008
James Clayburn LaForce

Donald E. O’Connor*	Trustee	March 31, 2008
Donald E. O’Connor

George J. Rebhan*	Trustee	March 31, 2008
George J. Rebhan

George T. Wofford *	Trustee	March 31, 2008
George T. Wofford

/s/ Joe D. Redwine	Chairman and Chief	March 31, 2008
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	March 31, 2008
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	March 31, 2008
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		March 31, 2008
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

C-6

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement (PIA MBS Bond Fund)	EX.99.d.ii
Amendment to Distribution Agreement	EX.99.e.i
Amendment to Custody Agreement	EX.99.g.i
Amendment to Fund Administration Servicing Agreement	EX.99.h.i.1
Amendment to Fund Administration Servicing Agreement	EX.99.h.i.2
Amendment to Fund Administration Servicing Agreement	EX.99.h.i.3
Amendment to Transfer Agent Servicing Agreement	EX.99.h.ii.1
Amendment to Transfer Agent Servicing Agreement	EX.99.h.ii.2
Amendment to Fund Accounting Servicing Agreement	EX.99.h.iii.1
Amendment to Fund Accounting Servicing Agreement	EX.99.iii.2
Power of Attorney	EX.99.h.v
Consent of Independent Registered Public Accounting Firm	EX.99.j
Rule 12b-1 Plan (PIA Moderate Duration Bond Fund)	EX.99.m.i
Rule 12b-1 Plan (PIA Short-Term Securities Fund)	EX.99.m.ii
Code of Ethics (Adviser)	EX.99.p.ii